UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

Investor Class (AEDVX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082835

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

I Class (AEHDX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.81%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082769

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

Y Class (AEYDX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.71%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082751

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

A Class (AEDQX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.16%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082819

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

C Class (AEDHX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.91%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082793

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R Class (AEDWX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.41%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082785

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R5 Class (AEDJX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.71%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082827

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R6 Class (AEXDX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.66%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082777

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

G Class (AEDGX)	April 30, 2026

This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Fund Statistics
Net Assets	$456,938,643
Management Fees (dollars paid during the reporting period)	$511,555
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	145

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082660

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

Investor Class (AGBVX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.85%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082876

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

I Class (AGBHX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$37	0.75%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082744

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

Y Class (AGBWX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082736

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

A Class (AGBAX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.10%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082702

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

C Class (AGBTX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.85%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082801

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

R Class (AGBRX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.35%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082884

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

R5 Class (AGBNX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$32	0.65%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082868

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

R6 Class (AGBDX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.60%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082850

SEMIANNUAL SHAREHOLDER REPORT
Global Bond Fund

G Class (AGBGX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Fund Statistics
Net Assets	$1,878,836,479
Management Fees (dollars paid during the reporting period)	$2,232,840
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	512

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25082678

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2026

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)
Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Emerging Markets Debt Fund
APRIL 30, 2026 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 78.4%
Angola — 1.4%
Angola Government International Bonds, 8.25%, 5/9/28(1)		$1,275,000	$1,308,129
Angola Government International Bonds, 9.375%, 3/31/33(1)		1,700,000	1,802,277
Angola Government International Bonds, 9.875%, 10/15/35(1)		3,200,000	3,444,439
			6,554,845
Argentina — 2.8%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		13,650,000	10,203,375
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)		500,000	519,410
Provincia de Buenos Aires/Government Bonds, VRN, 6.625%, 9/1/37(1)		1,334,100	1,032,850
Provincia de Cordoba, 8.60%, 2/3/35(1)		1,200,000	1,161,000
			12,916,635
Bahamas — 0.2%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)		775,000	864,660
Bahrain — 2.0%
Bahrain Government International Bonds, 7.375%, 5/14/30(1)		1,300,000	1,333,441
Bahrain Government International Bonds, 5.625%, 9/30/31(1)		3,800,000	3,624,588
Bahrain Government International Bonds, 6.625%, 10/6/37(1)		1,200,000	1,141,186
Bahrain Government International Bonds, 7.10%, 2/3/38(1)		1,100,000	1,074,898
Bahrain Government International Bonds, 6.00%, 9/19/44(1)		2,100,000	1,763,607
			8,937,720
Benin — 0.3%
Benin Government International Bonds, 7.96%, 2/13/38(1)		1,200,000	1,236,214
Brazil — 0.6%
Brazil Government International Bonds, 4.00%, 4/23/30	EUR	2,200,000	2,570,183
Chile — 3.1%
Chile Government International Bonds, 2.55%, 1/27/32		$10,000,000	8,940,000
Chile Government International Bonds, 4.34%, 3/7/42		6,000,000	5,311,200
			14,251,200
Colombia — 3.3%
Colombia Government International Bonds, 6.125%, 1/21/31		1,500,000	1,500,300
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	3,500,000	3,946,280
Colombia Government International Bonds, 7.75%, 11/7/36		$9,305,000	9,821,428
			15,268,008
Congo — 0.3%
Government of Republic of The Congo, 9.50%, 4/16/37(1)		1,300,000	1,329,788
Costa Rica — 1.3%
Costa Rica Government International Bonds, 6.125%, 2/19/31(1)		4,000,000	4,167,800
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		1,650,000	1,861,406
			6,029,206
Dominican Republic — 3.2%
Dominican Republic International Bonds, 4.50%, 1/30/30		7,430,000	7,164,377
Dominican Republic International Bonds, 6.95%, 3/15/37(1)		4,900,000	5,119,765
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		2,650,000	2,306,030
			14,590,172
Ecuador — 2.8%
Ecuador Government International Bonds, 0.00%, 7/31/30(1)(2)		4,950,000	4,255,763
Ecuador Government International Bonds, 9.25%, 1/29/39(1)		1,800,000	1,867,500
Ecuador Government International Bonds, VRN, 6.90%, 7/31/35		7,347,960	6,789,515
			12,912,778
Egypt — 2.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)		9,400,000	9,121,945
Egypt Government International Bonds, 8.50%, 1/31/47(1)		2,125,000	1,934,735
			11,056,680

Schedule of Investments - Emerging Markets Debt Fund

		Principal Amount/Shares	Value
El Salvador — 0.3%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		$1,100,000	$1,181,169
Ghana — 0.8%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(2)		53,600	53,100
Ghana Government International Bonds, 0.00%, 1/3/30(1)(2)		299,705	264,120
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,418,725	1,392,674
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		1,850,000	1,702,508
			3,412,402
Guatemala — 1.4%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,896,504
Guatemala Government Bonds, 7.05%, 10/4/32		2,820,000	3,078,664
Guatemala Government Bonds, 6.125%, 6/1/50		1,200,000	1,202,880
			6,178,048
Hungary — 3.4%
Hungary Government Bonds, 6.75%, 7/23/31	HUF	1,630,000,000	5,451,107
Hungary Government Bonds, 7.00%, 10/24/35	HUF	873,300,000	3,023,811
Hungary Government Bonds, 4.00%, 4/28/51	HUF	412,000,000	972,949
Hungary Government International Bonds, 6.00%, 9/26/35(1)		$6,000,000	6,243,675
			15,691,542
Indonesia — 1.9%
Indonesia Government International Bonds, 3.75%, 10/16/33	EUR	3,100,000	3,533,236
Indonesia Government International Bonds, 4.97%, 3/4/46	EUR	1,000,000	1,143,072
Indonesia Government International Bonds, 5.45%, 9/20/52		$1,790,000	1,715,558
Perusahaan Penerbit SBSN Indonesia III, 4.50%, 12/1/30(1)		2,500,000	2,491,663
			8,883,529
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		200,000	196,174
Ivory Coast — 0.8%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(1)		900,000	945,832
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	2,039,809
Ivory Coast Government International Bonds, 6.75%, 2/25/41(1)		900,000	830,820
			3,816,461
Jamaica — 0.1%
Jamaica Government International Bonds, 8.00%, 3/15/39		500,000	605,050
Jordan — 0.2%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,110,000	1,072,840
Kazakhstan — 1.3%
Development Bank of Kazakhstan JSC, 16.95%, 5/8/29(1)(3)	KZT	990,000,000	2,147,598
Kazakhstan Government International Bonds, 4.41%, 10/28/30(1)		$2,400,000	2,368,070
Kazakhstan Government International Bonds, 5.50%, 7/1/37(1)		1,300,000	1,331,188
			5,846,856
Kenya — 1.0%
Republic of Kenya Government International Bonds, 7.875%, 2/26/34(1)		1,400,000	1,311,703
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		3,450,000	3,462,967
			4,774,670
Lebanon — 0.4%
Lebanon Government International Bonds, 6.65%, 11/3/28(4)(5)		6,500,000	1,655,848
Malaysia — 0.7%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	12,500,000	3,211,687
Mexico — 3.9%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		$3,659,000	3,691,748
Mexico Bonos, 8.00%, 2/21/36	MXN	52,770,000	2,782,611

Schedule of Investments - Emerging Markets Debt Fund

		Principal Amount/Shares	Value
Mexico Bonos, 7.75%, 11/13/42	MXN	55,300,000	$2,659,601
Mexico Government International Bonds, 5.375%, 5/16/40	EUR	2,800,000	3,247,755
Mexico Government International Bonds, 7.375%, 5/13/55		$5,000,000	5,321,250
			17,702,965
Mongolia — 0.2%
Mongolia Government International Bonds, 5.95%, 3/9/32(1)		1,000,000	1,009,244
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32(1)		900,000	786,706
Nigeria — 2.5%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		10,500,000	10,766,810
Nigeria Government International Bonds, 8.63%, 1/13/36(1)		700,000	768,022
			11,534,832
Oman — 1.5%
Oman Government International Bonds, 6.75%, 1/17/48(1)		6,200,000	6,768,709
Pakistan — 2.0%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		7,715,000	7,762,702
Pakistan Government International Bonds, 7.375%, 4/8/31(1)		1,200,000	1,158,470
			8,921,172
Panama — 2.9%
Panama Government International Bonds, 3.16%, 1/23/30		3,030,000	2,878,500
Panama Government International Bonds, 6.875%, 1/31/36		4,749,000	5,236,366
Panama Government International Bonds, 5.66%, 2/23/38		1,000,000	1,008,000
Panama Government International Bonds, 6.85%, 3/28/54		3,670,000	3,966,353
			13,089,219
Paraguay — 1.2%
Paraguay Government International Bonds, 8.50%, 4/4/38(1)	PYG	20,000,000,000	3,267,472
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		$2,000,000	2,115,500
			5,382,972
Peru — 2.8%
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	17,300,000	5,197,289
Peru Government International Bonds, 8.75%, 11/21/33		$2,500,000	3,077,250
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,728,350
Peru Government International Bonds, 6.20%, 6/30/55		1,600,000	1,624,720
			12,627,609
Philippines — 1.4%
Philippines Government International Bonds, 5.00%, 1/27/36		1,500,000	1,482,987
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	5,069,574
			6,552,561
Poland — 3.2%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,933,456
Republic of Poland Government Bonds, 5.00%, 10/25/35	PLN	15,600,000	4,088,218
Republic of Poland Government International Bonds, 5.375%, 2/12/35		$5,400,000	5,509,864
			14,531,538
Romania — 2.3%
Romania Government International Bonds, 6.00%, 5/25/34(1)		10,060,000	9,974,765
Romania Government International Bonds, 5.75%, 7/4/36(1)		500,000	471,653
			10,446,418
Saudi Arabia — 1.7%
Saudi Government International Bonds, 4.875%, 1/12/36(1)		700,000	689,547
Saudi Government International Bonds, 5.75%, 1/16/54(1)		7,230,000	6,949,040
			7,638,587

Schedule of Investments - Emerging Markets Debt Fund

		Principal Amount/Shares	Value
Senegal — 0.2%
Senegal Government International Bonds, 7.75%, 6/10/31		$700,000	$420,547
Senegal Government International Bonds, 6.25%, 5/23/33(1)		900,000	510,360
			930,907
Serbia — 0.6%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,360,000	2,514,533
South Africa — 2.6%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	89,500,000	5,170,399
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		$3,300,000	3,453,672
Republic of South Africa Government International Bonds, 7.25%, 12/11/55(1)		3,300,000	3,113,789
			11,737,860
Sri Lanka — 1.6%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,353,380	1,293,539
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		4,377,739	3,912,387
Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	455
Sri Lanka Government International Bonds, VRN, 3.60%, 2/15/38(1)		2,200,000	2,077,245
			7,283,626
Suriname — 0.3%
Suriname Government International Bonds, 8.50%, 11/6/35(1)		1,400,000	1,521,380
Trinidad and Tobago — 0.7%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)		2,950,000	3,009,000
Turkey — 6.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	650,736,000	12,660,835
Turkiye Government International Bonds, 5.95%, 1/15/31		$6,900,000	6,776,896
Turkiye Government International Bonds, 7.625%, 5/15/34		7,230,000	7,533,289
Turkiye Government International Bonds, 6.95%, 9/16/35		400,000	394,091
Turkiye Government International Bonds, 6.00%, 1/14/41		750,000	645,388
			28,010,499
Ukraine — 1.3%
Ukraine Government International Bonds, VRN, 4.00%, 2/1/32(1)		1,600,000	1,228,593
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		3,361,310	1,717,494
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35		762,972	462,345
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35(1)		124,397	75,312
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36(1)		3,177,710	1,889,385
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36		1,089,960	648,715
			6,021,844
Uruguay — 1.8%
Oriental Republic of Uruguay, 5.25%, 9/10/60		4,000,000	3,701,760
Uruguay Government International Bonds, 5.75%, 10/28/34		4,400,000	4,632,540
			8,334,300
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.95%, 5/25/32(1)		2,200,000	2,378,819
Venezuela — 0.9%
Venezuela Government International Bonds, 11.95%, 8/5/31(4)(5)		7,500,000	4,284,375
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $340,970,192)			358,064,040
CORPORATE BONDS — 12.8%
Angola — 0.2%
Azule Energy Finance PLC, 8.25%, 1/22/31(1)		817,000	844,490

Schedule of Investments - Emerging Markets Debt Fund

	Principal Amount/Shares	Value
Brazil — 0.3%
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	$1,441,000	$1,440,323
Chile — 0.3%
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)	1,500,000	1,593,000
Colombia — 0.2%
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	454,000	428,292
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	424,000	414,195
		842,487
El Salvador — 1.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)	5,155,000	5,479,765
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,243,070	1,255,439
Indonesia — 0.9%
Pertamina Hulu Energi PT, 5.25%, 5/21/30(1)	4,000,000	4,044,477
Kazakhstan — 0.3%
QazaqGaz NC JSC, 5.625%, 5/8/36(1)(3)	1,500,000	1,473,687
Malaysia — 1.7%
Petronas Capital Ltd., 5.34%, 4/3/35(1)	4,000,000	4,130,989
Petronas Capital Ltd., 4.55%, 4/21/50	4,175,000	3,629,228
		7,760,217
Mexico — 2.2%
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)(3)	444,000	444,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	2,270,000	2,235,269
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	452,000	446,861
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,275,195	2,357,785
Petroleos Mexicanos, 5.95%, 1/28/31	4,623,000	4,525,709
		10,009,624
Saudi Arabia — 2.7%
Gaci First Investment Co., 5.25%, 1/29/30	10,080,000	10,242,640
Ma'aden Sukuk Ltd., 5.25%, 1/29/36(1)	1,900,000	1,877,835
		12,120,475
United Arab Emirates — 1.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.00%, 5/6/35(1)	3,000,000	2,957,605
Adnoc Murban Rsc Ltd., 5.125%, 9/11/54(1)	2,600,000	2,318,969
DP World Crescent Ltd., 5.50%, 5/8/35(1)	2,000,000	1,994,835
		7,271,409
Venezuela — 0.9%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(4)(5)	10,600,000	4,213,500
TOTAL CORPORATE BONDS (Cost $55,301,422)		58,348,893
U.S. TREASURY SECURITIES — 1.9%
U.S. Treasury Notes, 1.875%, 2/15/32(6)	8,881,000	7,861,940
U.S. Treasury Notes, 3.375%, 5/15/33(6)	1,105,000	1,048,973
TOTAL U.S. TREASURY SECURITIES (Cost $9,518,568)		8,910,913
PREFERRED SECURITIES — 0.1%
Morocco — 0.1%
OCP SA, 6.74%(1) (Cost $579,000)	579,000	577,147

Schedule of Investments - Emerging Markets Debt Fund

	Principal Amount/Shares	Value
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	$425,662
SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreements — 6.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $29,552,498), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $28,975,929) (Cost $28,973,000)		28,973,000
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $435,742,182)		455,299,655
OTHER ASSETS AND LIABILITIES — 0.4%		1,638,988
TOTAL NET ASSETS — 100.0%		$456,938,643

Schedule of Investments - Emerging Markets Debt Fund
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,471,847	USD	4,557,643	Citibank NA	6/17/26	$98,010
AUD	6,436,242	USD	4,553,487	Citibank NA	6/17/26	76,553
AUD	6,420,343	USD	4,501,823	Citibank NA	6/17/26	116,780
AUD	6,495,623	USD	4,447,027	Citibank NA	6/17/26	225,730
AUD	6,476,934	USD	4,471,993	Citibank NA	6/17/26	187,320
AUD	6,517,941	USD	4,566,111	Goldman Sachs & Co. LLC	6/17/26	122,701
AUD	12,905,951	USD	9,001,452	JPMorgan Chase Bank NA	6/17/26	282,703
AUD	12,903,200	USD	9,144,298	JPMorgan Chase Bank NA	6/17/26	137,878
AUD	6,466,690	USD	4,576,756	JPMorgan Chase Bank NA	6/17/26	75,187
AUD	19,651,635	USD	13,512,435	JPMorgan Chase Bank NA	6/17/26	624,363
AUD	13,011,114	USD	8,915,247	JPMorgan Chase Bank NA	6/17/26	444,560
AUD	6,477,811	USD	4,578,738	JPMorgan Chase Bank NA	6/17/26	81,206
AUD	6,487,402	USD	4,583,479	JPMorgan Chase Bank NA	6/17/26	83,364
AUD	6,487,402	USD	4,586,003	JPMorgan Chase Bank NA	6/17/26	80,839
AUD	6,475,002	USD	4,561,710	UBS AG(7)	6/17/26	96,213
AUD	3,258,970	USD	2,278,137	UBS AG(7)	6/17/26	66,268
AUD	3,169,261	USD	2,215,808	UBS AG(7)	6/17/26	64,064
AUD	6,472,893	USD	4,579,682	UBS AG(7)	6/17/26	76,724
AUD	6,512,445	USD	4,567,360	UBS AG(7)	6/17/26	117,498
AUD	6,515,499	USD	4,464,420	UBS AG(7)	6/17/26	222,635
USD	9,099,149	AUD	12,946,849	Citibank NA	6/17/26	(214,427)
USD	4,446,502	AUD	6,505,565	Citibank NA	6/17/26	(233,407)
USD	4,449,072	AUD	6,505,557	Goldman Sachs & Co. LLC	6/17/26	(230,831)
USD	4,480,354	AUD	6,477,373	Goldman Sachs & Co. LLC	6/17/26	(179,275)
USD	4,462,547	AUD	6,477,372	Goldman Sachs & Co. LLC	6/17/26	(197,081)
USD	4,505,633	AUD	6,452,976	JPMorgan Chase Bank NA	6/17/26	(136,445)
USD	4,533,395	AUD	6,466,394	JPMorgan Chase Bank NA	6/17/26	(118,336)
USD	4,535,653	AUD	6,543,017	JPMorgan Chase Bank NA	6/17/26	(171,198)
USD	4,452,147	AUD	6,505,557	JPMorgan Chase Bank NA	6/17/26	(227,756)
USD	4,573,254	AUD	6,487,402	JPMorgan Chase Bank NA	6/17/26	(93,588)
USD	4,573,968	AUD	6,487,402	JPMorgan Chase Bank NA	6/17/26	(92,875)
USD	4,506,105	AUD	6,452,975	Morgan Stanley & Co. LLC	6/17/26	(135,972)
USD	4,547,305	AUD	6,473,086	Morgan Stanley & Co. LLC	6/17/26	(109,240)
USD	4,569,455	AUD	6,472,893	Morgan Stanley & Co. LLC	6/17/26	(86,951)
USD	9,150,998	AUD	12,902,932	Morgan Stanley & Co. LLC	6/17/26	(130,985)
USD	4,539,888	AUD	6,466,394	Morgan Stanley & Co. LLC	6/17/26	(111,842)
USD	4,485,697	AUD	6,464,995	Morgan Stanley & Co. LLC	6/17/26	(165,027)
USD	4,574,580	AUD	6,643,623	Morgan Stanley & Co. LLC	6/17/26	(204,644)
USD	4,452,569	AUD	6,505,557	Morgan Stanley & Co. LLC	6/17/26	(227,334)
USD	4,548,819	AUD	6,473,086	UBS AG(7)	6/17/26	(107,726)
USD	9,040,034	AUD	12,903,200	UBS AG(7)	6/17/26	(242,142)
BRL	23,676,403	USD	4,424,627	Citibank NA	6/17/26	305,618
BRL	48,096,970	USD	9,042,807	Citibank NA	6/17/26	566,358
BRL	47,510,155	USD	8,933,553	Citibank NA	6/17/26	558,373
BRL	47,607,141	USD	8,888,031	Citibank NA	6/17/26	623,272
BRL	23,710,433	USD	4,461,545	Citibank NA	6/17/26	275,499
BRL	23,709,645	USD	4,452,649	Citibank NA	6/17/26	284,237
BRL	22,968,281	USD	4,520,808	Citibank NA	6/17/26	67,963
BRL	22,963,772	USD	4,537,703	Citibank NA	6/17/26	50,168
BRL	23,642,565	USD	4,423,917	Goldman Sachs & Co. LLC	6/17/26	299,567
BRL	23,866,602	USD	4,471,327	Goldman Sachs & Co. LLC	6/17/26	296,918

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	34,853,774	USD	6,760,057	JPMorgan Chase Bank NA	6/17/26	$203,285
BRL	23,059,620	USD	4,598,863	JPMorgan Chase Bank NA	6/17/26	8,157
BRL	11,134,911	USD	2,210,022	JPMorgan Chase Bank NA	6/17/26	14,592
BRL	48,268,159	USD	8,975,948	Morgan Stanley & Co. LLC	6/17/26	667,419
BRL	23,803,212	USD	4,445,376	Morgan Stanley & Co. LLC	6/17/26	310,204
BRL	47,731,022	USD	8,833,353	Morgan Stanley & Co. LLC	6/17/26	702,700
BRL	23,356,783	USD	4,397,895	Morgan Stanley & Co. LLC	6/17/26	268,494
BRL	23,539,705	USD	4,431,337	Morgan Stanley & Co. LLC	6/17/26	271,598
BRL	23,181,977	USD	4,428,436	Morgan Stanley & Co. LLC	6/17/26	203,029
BRL	47,864,976	USD	8,810,117	UBS AG(7)	6/17/26	752,699
BRL	47,281,796	USD	8,858,071	UBS AG(7)	6/17/26	588,233
BRL	23,177,132	USD	4,422,624	UBS AG(7)	6/17/26	207,873
USD	4,467,169	BRL	23,932,488	Bank of America NA	6/17/26	(314,239)
USD	8,977,980	BRL	48,268,159	Bank of America NA	6/17/26	(665,387)
USD	4,476,632	BRL	23,779,694	Bank of America NA	6/17/26	(274,250)
USD	4,472,891	BRL	23,779,695	Bank of America NA	6/17/26	(277,991)
USD	6,835,261	BRL	34,853,774	Bank of America NA	6/17/26	(128,081)
USD	4,533,720	BRL	22,968,281	Bank of America NA	6/17/26	(55,052)
USD	4,460,972	BRL	23,932,488	Citibank NA	6/17/26	(320,436)
USD	8,944,417	BRL	47,509,167	Citibank NA	6/17/26	(547,312)
USD	4,410,704	BRL	23,753,978	Citibank NA	6/17/26	(335,040)
USD	4,439,183	BRL	23,866,602	Citibank NA	6/17/26	(329,061)
USD	4,464,841	BRL	23,802,962	Citibank NA	6/17/26	(290,689)
USD	4,462,129	BRL	23,716,260	Citibank NA	6/17/26	(276,079)
USD	4,399,862	BRL	23,448,231	Citibank NA	6/17/26	(284,797)
USD	4,396,444	BRL	23,448,257	Citibank NA	6/17/26	(288,221)
USD	4,409,638	BRL	23,676,403	Goldman Sachs & Co. LLC	6/17/26	(320,608)
USD	9,054,894	BRL	48,096,970	Goldman Sachs & Co. LLC	6/17/26	(554,271)
USD	4,394,220	BRL	23,179,555	Goldman Sachs & Co. LLC	6/17/26	(236,761)
USD	4,400,752	BRL	23,179,554	Goldman Sachs & Co. LLC	6/17/26	(230,229)
USD	4,441,905	BRL	23,709,645	JPMorgan Chase Bank NA	6/17/26	(294,982)
USD	4,424,888	BRL	23,565,536	JPMorgan Chase Bank NA	6/17/26	(283,208)
USD	4,536,815	BRL	22,963,772	JPMorgan Chase Bank NA	6/17/26	(51,055)
USD	4,404,330	BRL	23,864,420	Morgan Stanley & Co. LLC	6/17/26	(363,479)
USD	4,465,922	BRL	23,804,179	UBS AG(7)	6/17/26	(289,851)
USD	4,453,322	BRL	23,710,433	UBS AG(7)	6/17/26	(283,722)
CLP	8,256,588,271	USD	9,063,612	Bank of America NA	6/17/26	112,759
CLP	6,219,786,620	USD	6,957,256	Bank of America NA	6/17/26	(44,585)
CLP	8,315,437,775	USD	9,192,595	Bank of America NA	6/17/26	49,182
CLP	4,130,160,994	USD	4,548,335	Bank of America NA	6/17/26	41,926
CLP	8,260,047,229	USD	9,048,933	Bank of America NA	6/17/26	131,283
CLP	2,106,967,084	USD	2,351,395	Bank of America NA	6/17/26	(9,712)
CLP	2,043,724,599	USD	2,289,349	Citibank NA	6/17/26	(17,953)
CLP	8,212,850,910	USD	9,177,316	Goldman Sachs & Co. LLC	6/17/26	(49,554)
CLP	4,199,649,137	USD	4,607,835	Goldman Sachs & Co. LLC	6/17/26	59,655
CLP	4,185,159,180	USD	4,593,293	Goldman Sachs & Co. LLC	6/17/26	58,093
CLP	4,185,159,181	USD	4,597,178	Goldman Sachs & Co. LLC	6/17/26	54,208
CLP	4,139,113,073	USD	4,499,264	Goldman Sachs & Co. LLC	6/17/26	100,946
CLP	4,170,183,389	USD	4,529,734	Goldman Sachs & Co. LLC	6/17/26	105,007
CLP	8,370,571,173	USD	9,052,765	Goldman Sachs & Co. LLC	6/17/26	250,287
CLP	4,130,160,994	USD	4,548,929	Goldman Sachs & Co. LLC	6/17/26	41,332

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	4,153,519,463	USD	4,484,854	Goldman Sachs & Co. LLC	6/17/26	$131,367
CLP	4,153,519,464	USD	4,495,074	Goldman Sachs & Co. LLC	6/17/26	121,147
CLP	4,079,816,395	USD	4,598,257	Goldman Sachs & Co. LLC	6/17/26	(63,950)
CLP	4,155,697,085	USD	4,511,227	JPMorgan Chase Bank NA	6/17/26	107,415
CLP	4,083,409,362	USD	4,660,628	JPMorgan Chase Bank NA	6/17/26	(122,327)
CLP	1,995,325,975	USD	2,264,868	JPMorgan Chase Bank NA	6/17/26	(47,263)
CLP	4,157,546,001	USD	4,665,587	UBS AG(7)	6/17/26	(44,891)
CLP	8,407,004,189	USD	9,474,508	UBS AG(7)	6/17/26	(130,965)
CLP	4,185,285,586	USD	4,534,727	UBS AG(7)	6/17/26	116,799
CLP	4,153,519,463	USD	4,486,009	UBS AG(7)	6/17/26	130,212
CLP	4,098,957,857	USD	4,489,658	UBS AG(7)	6/17/26	65,923
CLP	2,079,246,579	USD	2,332,234	UBS AG(7)	6/17/26	(21,360)
CLP	2,033,117,201	USD	2,269,841	UBS AG(7)	6/17/26	(10,235)
USD	4,500,190	CLP	4,128,294,036	Bank of America NA	6/17/26	(87,996)
USD	4,727,870	CLP	4,203,502,095	Bank of America NA	6/17/26	56,098
USD	9,180,900	CLP	8,370,318,361	Bank of America NA	6/17/26	(121,871)
USD	4,573,589	CLP	4,154,648,231	Bank of America NA	6/17/26	(43,887)
USD	4,563,542	CLP	4,154,648,231	Bank of America NA	6/17/26	(53,934)
USD	9,046,856	CLP	8,260,321,988	Bank of America NA	6/17/26	(133,666)
USD	6,715,788	CLP	6,227,012,762	Bank of America NA	6/17/26	(204,914)
USD	4,564,366	CLP	4,119,248,914	Bank of America NA	6/17/26	(13,767)
USD	4,555,032	CLP	4,046,872,843	Bank of America NA	6/17/26	57,338
USD	4,594,249	CLP	4,199,649,137	Citibank NA	6/17/26	(73,241)
USD	4,490,995	CLP	4,155,697,085	Citibank NA	6/17/26	(127,647)
USD	4,688,906	CLP	4,220,537,798	Goldman Sachs & Co. LLC	6/17/26	(1,800)
USD	4,717,904	CLP	4,203,502,094	Goldman Sachs & Co. LLC	6/17/26	46,132
USD	9,138,346	CLP	8,315,437,775	Goldman Sachs & Co. LLC	6/17/26	(103,431)
USD	6,902,798	CLP	6,301,988,129	Goldman Sachs & Co. LLC	6/17/26	(101,231)
USD	9,033,644	CLP	8,260,047,229	Goldman Sachs & Co. LLC	6/17/26	(146,571)
USD	4,453,634	CLP	4,119,557,772	Goldman Sachs & Co. LLC	6/17/26	(124,842)
USD	4,643,805	CLP	4,084,484,516	Goldman Sachs & Co. LLC	6/17/26	104,309
USD	6,718,392	CLP	6,233,545,628	JPMorgan Chase Bank NA	6/17/26	(209,570)
USD	4,528,999	CLP	4,128,294,235	UBS AG(7)	6/17/26	(59,187)
USD	6,808,317	CLP	6,253,868,630	UBS AG(7)	6/17/26	(142,232)
USD	9,178,069	CLP	8,212,850,910	UBS AG(7)	6/17/26	50,307
USD	4,463,372	CLP	4,120,413,705	UBS AG(7)	6/17/26	(116,055)
COP	16,536,076,567	USD	4,542,005	Bank of America NA	6/17/26	(41,278)
COP	33,839,569,557	USD	9,089,011	Goldman Sachs & Co. LLC	6/17/26	121,316
COP	34,422,295,444	USD	9,070,434	UBS AG(7)	6/17/26	298,497
USD	8,974,299	COP	33,839,569,557	Citibank NA	6/17/26	(236,028)
USD	9,074,427	COP	34,422,295,444	Goldman Sachs & Co. LLC	6/17/26	(294,504)
USD	4,519,993	COP	16,536,076,567	Goldman Sachs & Co. LLC	6/17/26	19,265
CZK	97,344,169	USD	4,547,142	Bank of America NA	6/17/26	140,577
CZK	191,699,372	USD	9,073,423	Citibank NA	6/17/26	158,079
USD	4,519,103	CZK	95,849,686	Citibank NA	6/17/26	(96,647)
USD	4,559,612	CZK	95,849,686	Goldman Sachs & Co. LLC	6/17/26	(56,139)
USD	4,563,946	CZK	97,344,169	Morgan Stanley & Co. LLC	6/17/26	(123,774)
EUR	3,890,304	USD	4,562,985	Goldman Sachs & Co. LLC	6/17/26	11,917
EUR	3,921,752	USD	4,656,770	JPMorgan Chase Bank NA	6/17/26	(44,886)
USD	11,926,618	EUR	10,302,677	Citibank NA	6/17/26	(189,077)
USD	4,322,595	EUR	3,737,866	JPMorgan Chase Bank NA	6/17/26	(73,043)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,815,221	EUR	3,253,069	Morgan Stanley & Co. LLC	6/17/26	$(10,308)
USD	1,173,200	EUR	991,340	Morgan Stanley & Co. LLC	6/17/26	7,409
USD	1,410,604	EUR	1,194,000	Morgan Stanley & Co. LLC	6/17/26	6,489
USD	1,004,475	EUR	850,666	UBS AG(7)	6/17/26	4,113
HUF	3,128,831,780	USD	9,427,057	Bank of America NA	6/17/26	630,917
HUF	3,043,761,207	USD	9,054,318	Bank of America NA	6/17/26	730,187
HUF	3,136,033,926	USD	9,172,393	Bank of America NA	6/17/26	908,733
HUF	3,112,130,117	USD	9,125,202	Bank of America NA	6/17/26	879,082
HUF	3,087,839,296	USD	9,132,471	Bank of America NA	6/17/26	793,727
HUF	1,483,367,078	USD	4,385,283	Bank of America NA	6/17/26	383,164
HUF	3,026,649,346	USD	8,953,077	Bank of America NA	6/17/26	776,420
HUF	1,484,453,032	USD	4,591,275	Bank of America NA	6/17/26	180,662
HUF	1,427,181,445	USD	4,671,467	Bank of America NA	6/17/26	(83,636)
HUF	1,423,239,620	USD	4,653,157	Bank of America NA	6/17/26	(77,996)
HUF	255,846,773	USD	819,198	Bank of America NA	6/17/26	3,250
HUF	3,073,016,635	USD	9,022,935	Citibank NA	6/17/26	855,615
HUF	1,527,553,281	USD	4,537,579	Citibank NA	6/17/26	372,909
HUF	1,513,946,890	USD	4,440,077	Citibank NA	6/17/26	426,672
HUF	1,489,112,504	USD	4,602,116	Citibank NA	6/17/26	184,800
HUF	1,484,396,822	USD	4,588,293	Citibank NA	6/17/26	183,464
HUF	1,484,396,823	USD	4,595,385	Citibank NA	6/17/26	176,371
HUF	3,087,663,463	USD	9,123,955	Goldman Sachs & Co. LLC	6/17/26	801,679
HUF	3,109,003,731	USD	9,189,425	Goldman Sachs & Co. LLC	6/17/26	804,809
HUF	1,551,496,559	USD	4,559,435	Goldman Sachs & Co. LLC	6/17/26	428,021
HUF	3,035,826,717	USD	8,945,523	Goldman Sachs & Co. LLC	6/17/26	813,476
HUF	1,521,310,279	USD	4,479,585	Goldman Sachs & Co. LLC	6/17/26	410,834
HUF	1,515,514,627	USD	4,499,482	Goldman Sachs & Co. LLC	6/17/26	372,307
HUF	1,484,453,032	USD	4,575,240	Goldman Sachs & Co. LLC	6/17/26	196,697
HUF	710,946,485	USD	2,301,446	Goldman Sachs & Co. LLC	6/17/26	(16,030)
HUF	720,763,406	USD	2,315,042	Goldman Sachs & Co. LLC	6/17/26	1,931
HUF	1,551,496,559	USD	4,582,406	JPMorgan Chase Bank NA	6/17/26	405,051
HUF	3,035,820,647	USD	9,002,442	Morgan Stanley & Co. LLC	6/17/26	756,537
HUF	2,486,040,122	USD	7,338,664	Morgan Stanley & Co. LLC	6/17/26	652,985
HUF	1,463,398,208	USD	4,520,809	Morgan Stanley & Co. LLC	6/17/26	183,445
HUF	1,327,253,253	USD	3,988,696	Morgan Stanley & Co. LLC	6/17/26	277,906
HUF	1,753,954,176	USD	5,203,222	Morgan Stanley & Co. LLC	6/17/26	435,056
HUF	1,543,923,671	USD	4,486,503	Morgan Stanley & Co. LLC	6/17/26	476,609
HUF	1,557,442,541	USD	4,567,886	Morgan Stanley & Co. LLC	6/17/26	438,685
HUF	1,513,927,173	USD	4,476,153	Morgan Stanley & Co. LLC	6/17/26	390,532
HUF	653,736,841	USD	2,104,918	Morgan Stanley & Co. LLC	6/17/26	(3,409)
HUF	676,564,318	USD	2,183,122	Morgan Stanley & Co. LLC	6/17/26	(8,232)
HUF	1,555,910,147	USD	4,492,194	UBS AG(7)	6/17/26	509,450
HUF	1,522,713,484	USD	4,520,745	UBS AG(7)	6/17/26	374,185
HUF	1,480,541,399	USD	4,424,847	UBS AG(7)	6/17/26	334,516
HUF	1,484,396,823	USD	4,585,868	UBS AG(7)	6/17/26	185,889
USD	9,226,143	HUF	2,998,546,326	Bank of America NA	6/17/26	(413,014)
USD	9,404,928	HUF	3,128,880,413	Bank of America NA	6/17/26	(653,202)
USD	8,996,400	HUF	3,015,053,413	Bank of America NA	6/17/26	(695,821)
USD	4,509,763	HUF	1,522,713,484	Bank of America NA	6/17/26	(385,167)
USD	4,429,759	HUF	1,480,641,616	Bank of America NA	6/17/26	(329,926)
USD	1,018,867	HUF	314,899,016	Bank of America NA	6/17/26	6,590

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,655,494	HUF	1,427,181,389	Bank of America NA	6/17/26	$67,663
USD	6,837,179	HUF	2,295,929,625	Citibank NA	6/17/26	(543,339)
USD	4,472,326	HUF	1,513,536,492	Citibank NA	6/17/26	(393,104)
USD	4,363,620	HUF	1,475,453,020	Citibank NA	6/17/26	(379,386)
USD	4,514,691	HUF	1,533,077,102	Citibank NA	6/17/26	(413,554)
USD	6,889,593	HUF	2,312,751,721	Citibank NA	6/17/26	(545,001)
USD	9,043,932	HUF	3,046,276,696	Citibank NA	6/17/26	(748,659)
USD	4,436,929	HUF	1,513,078,480	Citibank NA	6/17/26	(427,028)
USD	4,450,479	HUF	1,516,576,272	Citibank NA	6/17/26	(424,722)
USD	9,044,951	HUF	3,029,441,800	Citibank NA	6/17/26	(693,522)
USD	4,507,876	HUF	1,499,748,337	Citibank NA	6/17/26	(313,230)
USD	4,574,996	HUF	1,484,396,822	Citibank NA	6/17/26	(196,761)
USD	4,573,956	HUF	1,484,396,823	Citibank NA	6/17/26	(197,801)
USD	4,582,233	HUF	1,484,396,823	Citibank NA	6/17/26	(189,524)
USD	9,391,792	HUF	3,128,831,780	Goldman Sachs & Co. LLC	6/17/26	(666,182)
USD	4,529,375	HUF	1,555,910,147	Goldman Sachs & Co. LLC	6/17/26	(472,269)
USD	9,184,352	HUF	3,112,130,117	Goldman Sachs & Co. LLC	6/17/26	(819,932)
USD	9,191,568	HUF	3,108,939,100	Goldman Sachs & Co. LLC	6/17/26	(802,458)
USD	4,512,157	HUF	1,522,729,633	Goldman Sachs & Co. LLC	6/17/26	(382,824)
USD	4,462,920	HUF	1,521,310,279	Goldman Sachs & Co. LLC	6/17/26	(427,499)
USD	4,668,158	HUF	1,478,815,420	Goldman Sachs & Co. LLC	6/17/26	(85,656)
USD	4,580,086	HUF	1,423,808,053	Goldman Sachs & Co. LLC	6/17/26	3,099
USD	4,438,004	HUF	1,513,946,888	JPMorgan Chase Bank NA	6/17/26	(428,745)
USD	4,541,679	HUF	1,535,621,171	Morgan Stanley & Co. LLC	6/17/26	(394,744)
USD	4,519,426	HUF	1,543,923,671	Morgan Stanley & Co. LLC	6/17/26	(443,686)
USD	2,622,318	HUF	879,165,955	Morgan Stanley & Co. LLC	6/17/26	(203,858)
USD	5,356,620	HUF	1,741,146,440	UBS AG(7)	6/17/26	(240,486)
USD	9,125,469	HUF	3,136,033,926	UBS AG(7)	6/17/26	(955,657)
USD	9,091,362	HUF	3,087,839,296	UBS AG(7)	6/17/26	(834,837)
USD	4,505,516	HUF	1,554,501,866	UBS AG(7)	6/17/26	(491,601)
USD	4,516,321	HUF	1,554,501,865	UBS AG(7)	6/17/26	(480,796)
USD	4,545,662	HUF	1,551,496,559	UBS AG(7)	6/17/26	(441,795)
USD	7,353,283	HUF	2,478,489,466	UBS AG(7)	6/17/26	(614,094)
IDR	78,670,400,948	USD	4,628,760	Citibank NA	6/17/26	(90,477)
IDR	77,328,394,122	USD	4,553,470	Citibank NA	6/17/26	(92,604)
IDR	77,581,478,896	USD	4,556,043	UBS AG(7)	6/17/26	(80,577)
USD	4,557,210	IDR	77,581,478,896	Citibank NA	6/17/26	81,744
USD	9,206,114	IDR	155,998,795,070	UBS AG(7)	6/17/26	206,965
ILS	14,064,113	USD	4,519,286	UBS AG(7)	6/17/26	252,927
USD	4,512,308	ILS	14,064,113	Goldman Sachs & Co. LLC	6/17/26	(259,905)
INR	451,316,516	USD	4,700,234	Goldman Sachs & Co. LLC	6/17/26	30,231
USD	4,859,502	INR	451,316,516	Goldman Sachs & Co. LLC	6/17/26	129,036
KRW	13,634,719,837	USD	9,164,042	Bank of America NA	6/17/26	100,889
KRW	13,674,279,473	USD	9,216,151	Bank of America NA	6/17/26	75,662
KRW	6,714,611,734	USD	4,496,432	Bank of America NA	6/17/26	66,215
KRW	6,827,674,096	USD	4,574,595	Bank of America NA	6/17/26	64,880
KRW	13,551,308,289	USD	9,080,881	Bank of America NA	6/17/26	127,371
KRW	6,770,080,640	USD	4,598,958	Bank of America NA	6/17/26	1,381
KRW	13,540,161,281	USD	9,218,708	Bank of America NA	6/17/26	(18,030)
KRW	13,460,350,270	USD	9,043,078	Citibank NA	6/17/26	103,368
KRW	13,460,655,256	USD	9,015,361	Citibank NA	6/17/26	131,292

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	13,535,970,852	USD	8,893,834	Citibank NA	6/17/26	$303,996
KRW	6,753,110,161	USD	4,482,321	Citibank NA	6/17/26	106,486
KRW	6,770,337,003	USD	4,591,273	Citibank NA	6/17/26	9,240
KRW	3,453,708,976	USD	2,351,429	Citibank NA	6/17/26	(4,599)
KRW	3,218,864,171	USD	2,171,607	Citibank NA	6/17/26	15,644
KRW	6,878,272,073	USD	4,687,137	Goldman Sachs & Co. LLC	6/17/26	(13,280)
KRW	13,538,890,917	USD	9,164,281	Goldman Sachs & Co. LLC	6/17/26	35,533
KRW	6,775,654,145	USD	4,562,734	Goldman Sachs & Co. LLC	6/17/26	41,392
KRW	6,794,351,144	USD	4,515,275	Goldman Sachs & Co. LLC	6/17/26	101,556
KRW	13,540,674,007	USD	9,221,707	Goldman Sachs & Co. LLC	6/17/26	(20,680)
KRW	3,437,366,659	USD	2,321,446	Goldman Sachs & Co. LLC	6/17/26	14,280
KRW	6,780,451,746	USD	4,576,953	Goldman Sachs & Co. LLC	6/17/26	30,433
KRW	6,780,460,568	USD	4,584,376	Goldman Sachs & Co. LLC	6/17/26	23,017
KRW	6,783,933,084	USD	4,634,101	Goldman Sachs & Co. LLC	6/17/26	(24,349)
KRW	3,467,633,564	USD	2,357,030	Goldman Sachs & Co. LLC	6/17/26	(738)
KRW	6,770,080,641	USD	4,587,994	JPMorgan Chase Bank NA	6/17/26	12,345
KRW	6,770,080,641	USD	4,603,089	JPMorgan Chase Bank NA	6/17/26	(2,750)
KRW	6,783,933,084	USD	4,630,428	JPMorgan Chase Bank NA	6/17/26	(20,676)
KRW	6,878,058,251	USD	4,701,483	Morgan Stanley & Co. LLC	6/17/26	(27,772)
KRW	13,659,652,185	USD	9,199,807	Morgan Stanley & Co. LLC	6/17/26	82,067
KRW	6,754,521,524	USD	4,592,182	Morgan Stanley & Co. LLC	6/17/26	(2,416)
KRW	6,698,262,351	USD	4,538,771	UBS AG(7)	6/17/26	12,766
USD	13,732,657	KRW	20,311,011,010	Bank of America NA	6/17/26	(68,883)
USD	9,363,080	KRW	13,756,330,324	Bank of America NA	6/17/26	15,513
USD	4,573,863	KRW	6,769,226,158	Bank of America NA	6/17/26	(25,895)
USD	9,217,207	KRW	13,674,279,473	Bank of America NA	6/17/26	(74,606)
USD	9,191,796	KRW	13,659,652,185	Bank of America NA	6/17/26	(90,077)
USD	6,895,492	KRW	10,202,432,093	Bank of America NA	6/17/26	(37,165)
USD	6,841,592	KRW	10,124,530,341	Bank of America NA	6/17/26	(38,130)
USD	8,996,598	KRW	13,460,350,270	Bank of America NA	6/17/26	(149,847)
USD	8,999,569	KRW	13,460,655,256	Bank of America NA	6/17/26	(147,084)
USD	4,587,459	KRW	6,770,080,641	Bank of America NA	6/17/26	(12,880)
USD	4,586,838	KRW	6,770,080,640	Bank of America NA	6/17/26	(13,501)
USD	2,301,462	KRW	3,396,083,418	Bank of America NA	6/17/26	(6,211)
USD	4,586,432	KRW	6,769,664,759	Citibank NA	6/17/26	(13,625)
USD	9,150,131	KRW	13,542,285,830	Citibank NA	6/17/26	(51,990)
USD	4,481,705	KRW	6,754,064,316	Citibank NA	6/17/26	(107,750)
USD	4,461,688	KRW	6,753,567,369	Citibank NA	6/17/26	(127,430)
USD	4,634,623	KRW	6,783,929,306	Citibank NA	6/17/26	24,874
USD	9,154,577	KRW	13,634,719,837	Goldman Sachs & Co. LLC	6/17/26	(110,354)
USD	4,514,099	KRW	6,794,351,144	Goldman Sachs & Co. LLC	6/17/26	(102,732)
USD	8,993,943	KRW	13,535,970,852	Goldman Sachs & Co. LLC	6/17/26	(203,888)
USD	9,203,973	KRW	13,540,161,281	Goldman Sachs & Co. LLC	6/17/26	3,295
USD	4,560,145	KRW	6,780,451,746	Goldman Sachs & Co. LLC	6/17/26	(47,241)
USD	6,806,748	KRW	10,135,629,010	JPMorgan Chase Bank NA	6/17/26	(80,515)
USD	4,628,328	KRW	6,838,086,126	JPMorgan Chase Bank NA	6/17/26	(18,221)
USD	4,586,721	KRW	6,770,080,641	UBS AG(7)	6/17/26	(13,618)
MXN	51,603,418	USD	2,864,604	Bank of America NA	6/17/26	78,864
MXN	79,377,959	USD	4,538,566	Bank of America NA	6/17/26	(10,834)
MXN	162,253,358	USD	9,109,830	Bank of America NA	6/17/26	145,129
MXN	162,215,640	USD	9,137,242	Bank of America NA	6/17/26	115,566

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	81,444,090	USD	4,538,330	Bank of America NA	6/17/26	$107,255
MXN	161,634,426	USD	8,986,638	Bank of America NA	6/17/26	233,016
MXN	81,108,474	USD	4,460,978	Bank of America NA	6/17/26	165,463
MXN	80,792,816	USD	4,442,337	Bank of America NA	6/17/26	166,099
MXN	80,792,816	USD	4,447,602	Bank of America NA	6/17/26	160,834
MXN	79,953,437	USD	4,545,792	Bank of America NA	6/17/26	14,765
MXN	79,953,438	USD	4,548,497	Bank of America NA	6/17/26	12,060
MXN	79,363,552	USD	4,573,378	Bank of America NA	6/17/26	(46,468)
MXN	79,531,846	USD	4,582,047	Bank of America NA	6/17/26	(45,537)
MXN	79,751,995	USD	4,622,305	Bank of America NA	6/17/26	(73,238)
MXN	81,738,476	USD	4,630,379	Goldman Sachs & Co. LLC	6/17/26	31,998
MXN	81,741,017	USD	4,608,807	Goldman Sachs & Co. LLC	6/17/26	53,714
MXN	162,972,662	USD	9,108,911	Goldman Sachs & Co. LLC	6/17/26	187,077
MXN	161,410,071	USD	9,043,773	Goldman Sachs & Co. LLC	6/17/26	163,085
MXN	79,631,651	USD	4,438,040	Goldman Sachs & Co. LLC	6/17/26	104,163
MXN	81,302,146	USD	4,535,899	Goldman Sachs & Co. LLC	6/17/26	101,589
MXN	80,175,189	USD	4,461,867	Goldman Sachs & Co. LLC	6/17/26	111,339
MXN	79,950,410	USD	4,547,667	Goldman Sachs & Co. LLC	6/17/26	12,718
MXN	160,159,884	USD	8,796,780	JPMorgan Chase Bank NA	6/17/26	338,767
MXN	80,511,520	USD	4,493,178	Morgan Stanley & Co. LLC	6/17/26	99,212
MXN	81,878,159	USD	4,544,936	Morgan Stanley & Co. LLC	6/17/26	125,408
MXN	164,360,329	USD	9,150,697	Morgan Stanley & Co. LLC	6/17/26	224,444
MXN	161,552,773	USD	8,879,893	Morgan Stanley & Co. LLC	6/17/26	335,104
MXN	20,681,988	USD	1,175,873	Morgan Stanley & Co. LLC	6/17/26	3,831
MXN	81,218,639	USD	4,538,584	UBS AG(7)	6/17/26	94,141
MXN	79,950,410	USD	4,543,266	UBS AG(7)	6/17/26	17,119
MXN	79,950,410	USD	4,547,189	UBS AG(7)	6/17/26	13,196
MXN	79,950,410	USD	4,536,757	UBS AG(7)	6/17/26	23,628
MXN	80,885,385	USD	4,598,766	UBS AG(7)	6/17/26	14,950
MXN	79,052,784	USD	4,537,993	UBS AG(7)	6/17/26	(28,809)
USD	4,406,092	MXN	79,158,137	Bank of America NA	6/17/26	(109,101)
USD	9,209,840	MXN	161,676,858	Bank of America NA	6/17/26	(12,235)
USD	9,175,586	MXN	162,911,556	Bank of America NA	6/17/26	(116,917)
USD	4,523,032	MXN	81,685,957	Bank of America NA	6/17/26	(136,348)
USD	9,115,270	MXN	162,065,141	Bank of America NA	6/17/26	(128,953)
USD	4,549,460	MXN	81,032,782	Bank of America NA	6/17/26	(72,664)
USD	4,485,961	MXN	80,705,035	Bank of America NA	6/17/26	(117,468)
USD	7,002,758	MXN	125,353,612	Bank of America NA	6/17/26	(147,434)
USD	4,485,958	MXN	80,364,579	Bank of America NA	6/17/26	(98,051)
USD	4,432,931	MXN	80,776,387	Bank of America NA	6/17/26	(174,568)
USD	8,945,133	MXN	161,585,632	Bank of America NA	6/17/26	(271,739)
USD	4,533,108	MXN	81,072,028	Bank of America NA	6/17/26	(91,254)
USD	4,537,710	MXN	79,950,410	Bank of America NA	6/17/26	(22,674)
USD	4,616,903	MXN	80,331,427	Bank of America NA	6/17/26	34,785
USD	4,555,377	MXN	81,579,466	Citibank NA	6/17/26	(97,930)
USD	4,515,218	MXN	81,302,146	Citibank NA	6/17/26	(122,271)
USD	4,429,958	MXN	80,997,951	Citibank NA	6/17/26	(190,179)
USD	4,425,965	MXN	80,776,386	Citibank NA	6/17/26	(181,533)
USD	4,516,746	MXN	81,211,244	Citibank NA	6/17/26	(115,557)
USD	4,407,911	MXN	79,469,302	Citibank NA	6/17/26	(125,031)
USD	4,571,827	MXN	80,085,454	Citibank NA	6/17/26	3,740

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,568,897	MXN	81,873,773	Goldman Sachs & Co. LLC	6/17/26	$(101,196)
USD	9,042,662	MXN	161,406,715	Goldman Sachs & Co. LLC	6/17/26	(164,004)
USD	4,479,960	MXN	80,705,036	Goldman Sachs & Co. LLC	6/17/26	(123,469)
USD	4,565,521	MXN	79,286,101	Goldman Sachs & Co. LLC	6/17/26	43,028
USD	2,994,060	MXN	52,799,594	Morgan Stanley & Co. LLC	6/17/26	(17,638)
USD	4,557,063	MXN	81,488,971	Morgan Stanley & Co. LLC	6/17/26	(91,081)
USD	4,555,023	MXN	81,873,983	Morgan Stanley & Co. LLC	6/17/26	(115,083)
USD	9,105,426	MXN	162,291,313	Morgan Stanley & Co. LLC	6/17/26	(151,698)
USD	2,709,170	MXN	48,401,881	Morgan Stanley & Co. LLC	6/17/26	(51,682)
USD	4,622,065	MXN	82,757,057	Morgan Stanley & Co. LLC	6/17/26	(98,412)
USD	4,495,693	MXN	80,507,487	Morgan Stanley & Co. LLC	6/17/26	(96,468)
USD	4,475,888	MXN	80,276,741	Morgan Stanley & Co. LLC	6/17/26	(103,111)
USD	4,528,998	MXN	79,950,410	UBS AG(7)	6/17/26	(31,387)
USD	4,528,316	MXN	79,950,410	UBS AG(7)	6/17/26	(32,069)
USD	3,277,415	MYR	12,831,736	Goldman Sachs & Co. LLC	6/18/26	40,782
PEN	21,978,353	USD	6,275,047	Citibank NA	6/17/26	(26,679)
PEN	5,707,405	USD	1,681,235	Morgan Stanley & Co. LLC	6/17/26	(58,640)
USD	1,545,020	PEN	5,314,868	Citibank NA	6/17/26	34,022
USD	6,302,940	PEN	21,978,353	Morgan Stanley & Co. LLC	6/17/26	54,572
USD	5,498,252	PEN	18,976,971	UBS AG(7)	6/17/26	103,167
PLN	33,482,014	USD	9,096,099	Bank of America NA	6/17/26	140,096
PLN	16,709,938	USD	4,469,431	Bank of America NA	6/17/26	140,096
PLN	16,637,453	USD	4,574,143	Bank of America NA	6/17/26	15,389
PLN	16,548,143	USD	4,558,652	Bank of America NA	6/17/26	6,244
PLN	16,971,422	USD	4,598,912	Goldman Sachs & Co. LLC	6/17/26	82,747
PLN	17,010,415	USD	4,539,124	Goldman Sachs & Co. LLC	6/17/26	153,292
PLN	34,114,519	USD	9,177,340	Goldman Sachs & Co. LLC	6/17/26	233,335
PLN	33,970,705	USD	9,202,094	Goldman Sachs & Co. LLC	6/17/26	168,910
PLN	16,912,800	USD	4,534,011	Goldman Sachs & Co. LLC	6/17/26	131,477
PLN	16,574,135	USD	4,613,811	Goldman Sachs & Co. LLC	6/17/26	(41,745)
PLN	16,589,382	USD	4,649,869	Goldman Sachs & Co. LLC	6/17/26	(73,598)
PLN	8,269,818	USD	2,273,798	Morgan Stanley & Co. LLC	6/17/26	7,476
PLN	17,015,451	USD	4,569,462	Morgan Stanley & Co. LLC	6/17/26	124,343
PLN	16,636,823	USD	4,565,316	UBS AG(7)	6/17/26	24,042
USD	4,204,864	PLN	15,332,772	Bank of America NA	6/17/26	(24,764)
USD	4,576,386	PLN	16,699,012	Bank of America NA	6/17/26	(30,128)
USD	9,160,641	PLN	34,114,519	Bank of America NA	6/17/26	(250,035)
USD	4,596,596	PLN	16,971,422	Citibank NA	6/17/26	(85,063)
USD	4,556,566	PLN	16,636,823	Citibank NA	6/17/26	(32,793)
USD	4,546,438	PLN	16,548,143	Citibank NA	6/17/26	(18,457)
USD	4,606,820	PLN	16,603,320	Citibank NA	6/17/26	26,704
USD	4,566,090	PLN	17,010,415	Goldman Sachs & Co. LLC	6/17/26	(126,326)
USD	4,562,170	PLN	17,015,451	Goldman Sachs & Co. LLC	6/17/26	(131,635)
USD	9,194,912	PLN	33,970,705	Goldman Sachs & Co. LLC	6/17/26	(176,091)
USD	4,587,615	PLN	16,805,166	Goldman Sachs & Co. LLC	6/17/26	(48,181)
USD	4,550,736	PLN	16,676,848	Goldman Sachs & Co. LLC	6/17/26	(49,663)
USD	4,494,814	PLN	16,709,938	Goldman Sachs & Co. LLC	6/17/26	(114,713)
USD	2,265,032	PLN	8,253,521	Goldman Sachs & Co. LLC	6/17/26	(11,747)
USD	4,569,475	PLN	16,912,800	Morgan Stanley & Co. LLC	6/17/26	(96,013)
RON	15,749,776	USD	3,606,558	Bank of America NA	6/17/26	(59,322)
RON	35,014,620	USD	7,898,429	Bank of America NA	6/17/26	(12,277)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	15,243,970	USD	3,513,239	Bank of America NA	6/17/26	$(79,922)
RON	38,036,323	USD	8,603,232	Goldman Sachs & Co. LLC	6/17/26	(36,518)
USD	7,939,343	RON	34,975,432	Bank of America NA	6/17/26	62,017
USD	3,517,609	RON	15,377,002	Goldman Sachs & Co. LLC	6/17/26	54,331
USD	8,575,501	RON	37,936,335	Goldman Sachs & Co. LLC	6/17/26	31,307
USD	3,663,538	RON	15,892,847	UBS AG(7)	6/17/26	84,079
SEK	42,110,030	USD	4,428,310	Citibank NA	6/17/26	142,927
SEK	42,601,573	USD	4,497,364	Citibank NA	6/17/26	127,232
SEK	41,853,256	USD	4,506,642	Citibank NA	6/17/26	36,721
SEK	42,140,522	USD	4,485,406	Goldman Sachs & Co. LLC	6/17/26	89,141
SEK	85,223,324	USD	9,082,668	JPMorgan Chase Bank NA	6/17/26	168,716
SEK	84,749,106	USD	8,962,141	Morgan Stanley & Co. LLC	6/17/26	237,764
SEK	85,226,933	USD	8,964,849	Morgan Stanley & Co. LLC	6/17/26	286,926
SEK	42,875,302	USD	4,617,010	Morgan Stanley & Co. LLC	6/17/26	37,301
USD	4,487,796	SEK	42,374,553	Citibank NA	6/17/26	(112,157)
USD	4,486,651	SEK	42,374,553	Citibank NA	6/17/26	(113,301)
USD	4,418,263	SEK	41,565,865	Citibank NA	6/17/26	(93,902)
USD	4,511,070	SEK	42,588,037	Citibank NA	6/17/26	(112,057)
USD	4,529,973	SEK	42,311,275	Goldman Sachs & Co. LLC	6/17/26	(63,110)
USD	4,569,714	SEK	42,912,049	Goldman Sachs & Co. LLC	6/17/26	(88,586)
USD	4,465,860	SEK	42,374,553	Goldman Sachs & Co. LLC	6/17/26	(134,093)
USD	4,478,886	SEK	42,587,810	Goldman Sachs & Co. LLC	6/17/26	(144,216)
USD	4,508,144	SEK	42,601,573	Goldman Sachs & Co. LLC	6/17/26	(116,452)
USD	4,565,471	SEK	42,715,178	Goldman Sachs & Co. LLC	6/17/26	(71,457)
USD	4,460,130	SEK	42,374,600	Morgan Stanley & Co. LLC	6/17/26	(139,828)
THB	146,066,375	USD	4,521,605	Bank of America NA	6/17/26	(25,685)
THB	146,109,613	USD	4,534,932	Citibank NA	6/17/26	(37,681)
THB	148,450,489	USD	4,600,391	Citibank NA	6/17/26	(31,089)
THB	148,004,726	USD	4,523,717	Citibank NA	6/17/26	31,865
THB	146,410,414	USD	4,485,118	Citibank NA	6/17/26	21,391
THB	149,170,527	USD	4,571,226	Citibank NA	6/17/26	20,240
THB	149,170,527	USD	4,583,868	Citibank NA	6/17/26	7,598
THB	293,082,099	USD	9,065,722	Citibank NA	6/17/26	(44,661)
THB	148,613,901	USD	4,526,730	Citibank NA	6/17/26	47,603
THB	147,355,847	USD	4,491,940	Citibank NA	6/17/26	43,670
THB	162,091,432	USD	4,945,627	Citibank NA	6/17/26	43,544
THB	147,528,350	USD	4,543,192	Citibank NA	6/17/26	(2,273)
THB	146,366,201	USD	4,580,657	Citibank NA	6/17/26	(75,509)
THB	146,366,201	USD	4,589,778	Citibank NA	6/17/26	(84,630)
THB	294,005,234	USD	9,154,992	Citibank NA	6/17/26	(105,517)
THB	147,002,617	USD	4,569,485	Citibank NA	6/17/26	(44,748)
THB	148,404,356	USD	4,638,680	Citibank NA	6/17/26	(70,797)
THB	293,029,480	USD	9,217,952	Goldman Sachs & Co. LLC	6/17/26	(198,511)
THB	148,072,542	USD	4,522,542	Goldman Sachs & Co. LLC	6/17/26	35,128
THB	293,357,507	USD	9,017,312	Goldman Sachs & Co. LLC	6/17/26	12,226
THB	146,360,659	USD	4,587,102	Goldman Sachs & Co. LLC	6/17/26	(82,124)
THB	147,251,726	USD	4,637,587	Goldman Sachs & Co. LLC	6/17/26	(105,182)
THB	294,917,837	USD	9,079,099	JPMorgan Chase Bank NA	6/17/26	(1,535)
THB	295,587,086	USD	9,097,705	JPMorgan Chase Bank NA	6/17/26	459
THB	146,510,318	USD	4,503,501	JPMorgan Chase Bank NA	6/17/26	6,084
THB	146,360,659	USD	4,576,662	JPMorgan Chase Bank NA	6/17/26	(71,685)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	146,360,659	USD	4,579,065	Morgan Stanley & Co. LLC	6/17/26	$(74,087)
THB	146,925,311	USD	4,597,263	Morgan Stanley & Co. LLC	6/17/26	(74,905)
THB	146,360,659	USD	4,578,779	Morgan Stanley & Co. LLC	6/17/26	(73,801)
THB	293,203,785	USD	8,917,471	UBS AG(7)	6/17/26	107,335
USD	9,132,590	THB	292,732,402	Citibank NA	6/17/26	122,293
USD	4,515,692	THB	146,066,375	Citibank NA	6/17/26	19,772
USD	4,554,678	THB	148,004,726	Citibank NA	6/17/26	(904)
USD	8,988,426	THB	295,587,086	Citibank NA	6/17/26	(109,738)
USD	9,156,977	THB	294,917,837	Citibank NA	6/17/26	79,412
USD	4,518,884	THB	148,613,901	Citibank NA	6/17/26	(55,448)
USD	4,488,588	THB	147,355,847	Citibank NA	6/17/26	(47,022)
USD	4,477,282	THB	147,355,847	Citibank NA	6/17/26	(58,328)
USD	447,728	THB	14,735,585	Citibank NA	6/17/26	(5,833)
USD	8,998,089	THB	293,357,507	Citibank NA	6/17/26	(31,448)
USD	4,554,507	THB	147,835,656	Citibank NA	6/17/26	4,129
USD	4,554,129	THB	148,526,544	Citibank NA	6/17/26	(17,515)
USD	9,114,322	THB	294,005,234	Citibank NA	6/17/26	64,847
USD	4,502,259	THB	148,072,542	Goldman Sachs & Co. LLC	6/17/26	(55,411)
USD	4,454,149	THB	145,204,817	Goldman Sachs & Co. LLC	6/17/26	(15,252)
USD	4,574,056	THB	146,360,659	Goldman Sachs & Co. LLC	6/17/26	69,079
USD	4,573,299	THB	146,360,659	Goldman Sachs & Co. LLC	6/17/26	68,321
USD	4,562,564	THB	147,002,617	Goldman Sachs & Co. LLC	6/17/26	37,827
USD	9,101,528	THB	295,580,941	JPMorgan Chase Bank NA	6/17/26	3,553
USD	4,540,972	THB	149,170,527	JPMorgan Chase Bank NA	6/17/26	(50,493)
USD	8,985,891	THB	293,203,785	JPMorgan Chase Bank NA	6/17/26	(38,915)
USD	4,464,763	THB	145,757,621	JPMorgan Chase Bank NA	6/17/26	(21,654)
USD	4,577,998	THB	146,360,659	JPMorgan Chase Bank NA	6/17/26	73,020
USD	4,593,999	THB	146,509,994	UBS AG(7)	6/17/26	84,425
USD	4,617,696	THB	146,519,486	UBS AG(7)	6/17/26	107,829
USD	4,529,337	THB	146,109,613	UBS AG(7)	6/17/26	32,086
USD	4,581,169	THB	148,450,489	UBS AG(7)	6/17/26	11,866
USD	8,996,071	THB	293,082,099	UBS AG(7)	6/17/26	(24,990)
USD	4,618,929	THB	148,404,356	UBS AG(7)	6/17/26	51,047
TRY	69,903,477	USD	1,453,259	Goldman Sachs & Co. LLC	6/17/26	32,133
TRY	199,172,555	USD	4,138,935	Goldman Sachs & Co. LLC	6/17/26	93,321
TRY	159,444,567	USD	3,313,123	Goldman Sachs & Co. LLC	6/17/26	74,945
USD	8,393,401	TRY	402,245,691	Citibank NA	6/17/26	(153,995)
USD	718,162	TRY	34,574,776	Goldman Sachs & Co. LLC	6/17/26	(16,524)
USD	6,800,988	ZAR	114,980,170	Bank of America NA	6/17/26	(79,283)
USD	13,830,589	ZAR	228,934,068	Bank of America NA	6/17/26	131,459
USD	9,258,601	ZAR	152,161,641	Bank of America NA	6/17/26	153,437
USD	9,111,823	ZAR	150,317,965	Bank of America NA	6/17/26	116,983
USD	9,148,129	ZAR	154,748,066	Bank of America NA	6/17/26	(111,803)
USD	9,125,067	ZAR	153,171,503	Bank of America NA	6/17/26	(40,526)
USD	9,101,881	ZAR	152,678,161	Bank of America NA	6/17/26	(34,191)
USD	9,123,922	ZAR	153,590,785	Bank of America NA	6/17/26	(66,760)
USD	4,491,283	ZAR	76,796,989	Bank of America NA	6/17/26	(104,154)
USD	6,860,683	ZAR	115,864,868	Bank of America NA	6/17/26	(72,527)
USD	9,048,589	ZAR	153,743,190	Bank of America NA	6/17/26	(151,213)
USD	9,032,832	ZAR	153,746,673	Bank of America NA	6/17/26	(167,178)
USD	9,014,883	ZAR	153,741,559	Bank of America NA	6/17/26	(184,821)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,544,750	ZAR	78,207,305	Bank of America NA	6/17/26	$(135,079)
USD	4,449,261	ZAR	75,996,974	Bank of America NA	6/17/26	(98,304)
USD	4,453,300	ZAR	75,498,822	Bank of America NA	6/17/26	(64,456)
USD	4,570,362	ZAR	75,357,440	Bank of America NA	6/17/26	61,066
USD	4,539,305	ZAR	75,832,208	Citibank NA	6/17/26	1,599
USD	9,101,279	ZAR	152,678,162	Citibank NA	6/17/26	(34,793)
USD	4,526,162	ZAR	76,339,280	Citibank NA	6/17/26	(41,886)
USD	4,499,007	ZAR	76,831,808	Citibank NA	6/17/26	(98,513)
USD	4,457,693	ZAR	76,222,474	Citibank NA	6/17/26	(103,365)
USD	4,439,362	ZAR	76,578,031	Citibank NA	6/17/26	(142,972)
USD	13,468,552	ZAR	229,936,031	Citibank NA	6/17/26	(290,534)
USD	4,464,738	ZAR	75,554,684	Citibank NA	6/17/26	(56,361)
USD	4,593,417	ZAR	76,218,259	Citibank NA	6/17/26	32,611
USD	4,543,095	ZAR	75,634,873	Citibank NA	6/17/26	17,198
USD	8,883,401	ZAR	152,073,902	Goldman Sachs & Co. LLC	6/17/26	(216,512)
USD	4,459,332	ZAR	76,950,484	Goldman Sachs & Co. LLC	6/17/26	(145,290)
USD	4,594,338	ZAR	76,218,258	Goldman Sachs & Co. LLC	6/17/26	33,532
USD	4,593,090	ZAR	76,218,258	Goldman Sachs & Co. LLC	6/17/26	32,285
USD	9,215,414	ZAR	152,436,516	Goldman Sachs & Co. LLC	6/17/26	93,802
USD	4,429,106	ZAR	76,578,031	JPMorgan Chase Bank NA	6/17/26	(153,228)
USD	4,533,209	ZAR	75,601,784	Morgan Stanley & Co. LLC	6/17/26	9,292
USD	4,522,895	ZAR	76,934,652	Morgan Stanley & Co. LLC	6/17/26	(80,779)
USD	4,543,959	ZAR	76,957,426	Morgan Stanley & Co. LLC	6/17/26	(61,078)
USD	1,947,964	ZAR	32,685,863	Morgan Stanley & Co. LLC	6/17/26	(7,917)
USD	4,519,538	ZAR	76,339,279	Morgan Stanley & Co. LLC	6/17/26	(48,510)
USD	6,571,871	ZAR	111,320,630	Morgan Stanley & Co. LLC	6/17/26	(89,418)
USD	3,662,013	ZAR	61,734,093	Morgan Stanley & Co. LLC	6/17/26	(32,078)
USD	5,360,550	ZAR	88,421,015	Morgan Stanley & Co. LLC	6/17/26	69,547
USD	2,363,010	ZAR	38,941,992	Morgan Stanley & Co. LLC	6/17/26	32,770
USD	4,582,786	ZAR	75,553,706	Morgan Stanley & Co. LLC	6/17/26	61,746
USD	4,628,988	ZAR	75,650,532	Morgan Stanley & Co. LLC	6/17/26	102,154
USD	9,121,033	ZAR	153,171,503	UBS AG(7)	6/17/26	(44,560)
ZAR	113,537,884	USD	6,640,358	Bank of America NA	6/17/26	153,608
ZAR	76,934,652	USD	4,513,812	Bank of America NA	6/17/26	89,862
ZAR	154,748,066	USD	9,152,404	Bank of America NA	6/17/26	107,528
ZAR	152,867,508	USD	9,128,333	Bank of America NA	6/17/26	19,069
ZAR	153,014,367	USD	9,158,825	Bank of America NA	6/17/26	(2,635)
ZAR	76,796,989	USD	4,559,071	Bank of America NA	6/17/26	36,366
ZAR	76,831,808	USD	4,529,266	Bank of America NA	6/17/26	68,254
ZAR	153,896,692	USD	9,061,094	Bank of America NA	6/17/26	147,893
ZAR	76,831,808	USD	4,551,525	Bank of America NA	6/17/26	45,995
ZAR	153,741,559	USD	9,026,941	Bank of America NA	6/17/26	172,763
ZAR	76,578,031	USD	4,435,166	Bank of America NA	6/17/26	147,168
ZAR	152,442,289	USD	9,239,575	Bank of America NA	6/17/26	(117,618)
ZAR	44,780,287	USD	2,716,300	Bank of America NA	6/17/26	(36,703)
ZAR	75,357,440	USD	4,582,926	Bank of America NA	6/17/26	(73,631)
ZAR	75,650,574	USD	4,649,778	Bank of America NA	6/17/26	(122,942)
ZAR	76,027,424	USD	4,656,936	Bank of America NA	6/17/26	(107,549)
ZAR	35,427,230	USD	2,159,672	Bank of America NA	6/17/26	(39,751)
ZAR	152,678,162	USD	9,128,735	Citibank NA	6/17/26	7,337
ZAR	32,170,793	USD	1,897,789	Citibank NA	6/17/26	27,271

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	153,110,304	USD	9,006,912	Citibank NA	6/17/26	$155,019
ZAR	153,743,190	USD	9,054,351	Citibank NA	6/17/26	145,451
ZAR	153,746,673	USD	9,065,234	Citibank NA	6/17/26	134,776
ZAR	154,429,779	USD	8,949,146	Citibank NA	6/17/26	291,741
ZAR	153,290,687	USD	8,899,083	Citibank NA	6/17/26	273,641
ZAR	76,578,031	USD	4,454,181	Citibank NA	6/17/26	128,153
ZAR	152,436,516	USD	9,243,494	Citibank NA	6/17/26	(121,882)
ZAR	74,938,321	USD	4,533,111	Citibank NA	6/17/26	(48,895)
ZAR	40,943,656	USD	2,468,570	Citibank NA	6/17/26	(18,552)
ZAR	117,392,688	USD	7,149,119	Goldman Sachs & Co. LLC	6/17/26	(124,486)
ZAR	149,712,296	USD	9,031,591	Goldman Sachs & Co. LLC	6/17/26	(72,993)
ZAR	151,976,093	USD	9,121,202	Goldman Sachs & Co. LLC	6/17/26	(27,141)
ZAR	76,758,977	USD	4,520,888	Goldman Sachs & Co. LLC	6/17/26	72,274
ZAR	76,194,737	USD	4,512,280	Goldman Sachs & Co. LLC	6/17/26	47,119
ZAR	76,950,484	USD	4,471,625	Goldman Sachs & Co. LLC	6/17/26	132,997
ZAR	76,027,087	USD	4,486,541	Goldman Sachs & Co. LLC	6/17/26	62,826
ZAR	76,221,144	USD	4,618,955	Goldman Sachs & Co. LLC	6/17/26	(57,976)
ZAR	150,610,257	USD	8,827,039	Morgan Stanley & Co. LLC	6/17/26	185,292
ZAR	34,832,522	USD	2,093,939	Morgan Stanley & Co. LLC	6/17/26	(9,604)
ZAR	76,957,426	USD	4,550,153	Morgan Stanley & Co. LLC	6/17/26	54,884
ZAR	153,222,616	USD	9,121,600	Morgan Stanley & Co. LLC	6/17/26	47,052
ZAR	76,645,344	USD	4,462,900	Morgan Stanley & Co. LLC	6/17/26	123,462
ZAR	61,231,578	USD	3,586,417	Morgan Stanley & Co. LLC	6/17/26	77,605
ZAR	29,853,525	USD	1,808,386	Morgan Stanley & Co. LLC	6/17/26	(21,988)
ZAR	39,311,273	USD	2,389,301	Morgan Stanley & Co. LLC	6/17/26	(36,964)
ZAR	76,218,258	USD	4,627,512	UBS AG(7)	6/17/26	(66,706)
ZAR	76,218,258	USD	4,619,558	UBS AG(7)	6/17/26	(58,752)
ZAR	76,218,258	USD	4,596,975	UBS AG(7)	6/17/26	(36,169)
ZAR	75,307,650	USD	4,563,021	UBS AG(7)	6/17/26	(56,705)
ZAR	76,218,259	USD	4,609,873	UBS AG(7)	6/17/26	(49,067)
						$(2,410,391)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	427	June 2026	$88,442,375	$(498,129)
U.S. Treasury Long Bonds	84	June 2026	9,478,875	(84,695)
U.S. Treasury Ultra Bonds	114	June 2026	13,113,563	(450,973)
			$111,034,813	$(1,033,797)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Emerging Markets Debt Fund

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	78	June 2026	$11,476,041	$106,975
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31	$2,400,000	$(60,571)	$(3,043)	$(63,614)
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America NA	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$106,565
Bank of America NA	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	68,250
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	556,587
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	108,045
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	69,244
							$908,691
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Emerging Markets Debt Fund

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani
RON	–	Romanian New Leu
SEK	–	Swedish Krona
THB	–	Thai Baht
TRY	–	Turkish Lira
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $218,968,892, which represented 47.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,970,919.
(7)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $1,245,557.

Schedule of Investments - Emerging Markets Debt Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$358,064,040	—
Corporate Bonds	—	58,348,893	—
U.S. Treasury Securities	—	8,910,913	—
Preferred Securities	—	577,147	—
Convertible Preferred Securities	—	425,662	—
Short-Term Investments	—	28,973,000	—
	—	$455,299,655	—
Other Financial Instruments
Futures Contracts	—	$106,975	—
Swap Agreements	—	908,691	—
Forward Foreign Currency Exchange Contracts	—	44,077,740	—
	—	$45,093,406	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,033,797	—	—
Swap Agreements	—	$63,614	—
Forward Foreign Currency Exchange Contracts	—	46,488,131	—
	$1,033,797	$46,551,745	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$86,515	$86,515
Receivable for variation margin on swap agreements*	$1,955	—	—	1,955
Unrealized appreciation on forward foreign currency exchange contracts	—	$44,077,740	—	44,077,740
Swap agreements	—	—	908,691	908,691
				$45,074,901
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$55,003	$55,003
Unrealized depreciation on forward foreign currency exchange contracts	—	$46,488,131	—	46,488,131
				$46,543,134

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Emerging Markets Debt Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$1,114,419	—	$1,114,419
Futures contract transactions	—	—	$350,706	350,706
Swap agreement transactions	$(775,569)	—	—	(775,569)
				$689,556
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(3,433,460)	—	$(3,433,460)
Futures contracts	—	—	$(1,500,197)	(1,500,197)
Swap agreements	$717,629	—	(633,051)	84,578
				$(4,849,079)

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America NA	$9,625,413	$(9,625,413)	—	—
Citibank NA	8,662,942	(8,662,942)	—	—
Goldman Sachs & Co. LLC	9,611,517	(9,611,517)	—	—
JPMorgan Chase Bank NA	3,151,544	(2,854,949)	—	$296,595
Morgan Stanley & Co. LLC	8,431,349	(4,384,456)	$(1,560,000)	2,486,893
UBS AG	5,503,666	(5,503,666)	—	—
	$44,986,431	$(40,642,943)	$(1,560,000)	$2,783,488

Liabilities
Bank of America NA	$9,760,421	$(9,625,413)	$(135,008)	—
Citibank NA	13,175,967	(8,662,942)	(279,203)	$4,233,822
Goldman Sachs & Co. LLC	10,281,297	(9,611,517)	(508,044)	161,736
JPMorgan Chase Bank NA	2,854,949	(2,854,949)	—	—
Morgan Stanley & Co. LLC	4,384,456	(4,384,456)	—	—
UBS AG	6,031,041	(5,503,666)	—	527,375
	$46,488,131	$(40,642,943)	$(922,255)	$4,922,933
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

See Notes to Financial Statements.

Schedule of Investments - Global Bond Fund

APRIL 30, 2026 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 30.9%
Aerospace and Defense — 0.4%
Boeing Co., 5.71%, 5/1/40		$2,485,000	$2,510,853
Honeywell Aerospace, Inc., 4.60%, 3/16/33(1)		124,000	122,476
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)		1,520,000	1,503,328
Textron, Inc., 4.95%, 3/15/36		1,467,000	1,433,444
TransDigm, Inc., 4.875%, 5/1/29		1,045,000	1,033,540
			6,603,641
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		2,405,000	2,497,209
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		3,205,000	3,252,387
General Motors Financial Co., Inc., 6.15%, 7/15/35		785,000	817,323
			4,069,710
Banks — 7.4%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)		600,000	537,547
Alpha Bank SA, VRN, 4.31%, 7/23/36	EUR	4,500,000	5,252,149
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)(2)		$1,657,000	1,657,000
Bank of America Corp., VRN, 5.51%, 1/24/36		1,570,000	1,606,344
Bank of America Corp., VRN, 5.49%, 4/23/37		2,560,000	2,546,218
Bank of Montreal, VRN, 7.70%, 5/26/84		5,535,000	5,830,873
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		6,343,000	6,730,291
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	2,100,000	2,975,398
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		$3,445,000	3,392,292
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,200,000	4,348,198
BPCE SA, VRN, 3.65%, 1/14/37(1)		$2,630,000	2,373,723
BPCE SA, VRN, 2.125%, 10/13/46	EUR	5,000,000	5,238,219
CaixaBank SA, VRN, 4.00%, 3/5/37	EUR	6,000,000	6,999,127
CaixaBank SA, VRN, 5.40%, 4/22/37(1)		$1,360,000	1,344,062
Citigroup, Inc., VRN, 5.17%, 9/11/36		1,185,000	1,174,490
Citigroup, Inc., VRN, 5.61%, 3/4/56		830,000	802,399
Credit Mutuel Arkea SA, VRN, 4.81%, 5/15/35	EUR	3,000,000	3,615,679
Dresdner Funding Trust I, 8.15%, 6/30/31(1)		$3,560,000	3,855,534
Eurobank SA, VRN, 4.25%, 4/30/35	EUR	3,500,000	4,090,770
Fifth Third Bank NA, VRN, 5.33%, 8/25/33		$3,428,000	3,444,911
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32		3,915,000	3,870,791
Intesa Sanpaolo SpA, 6.625%, 5/31/33	GBP	5,400,000	7,772,391
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$235,000	222,277
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		2,880,000	2,868,870
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32		1,435,000	1,413,396
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32		2,825,000	2,812,123
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,337,000	2,436,946
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37		1,535,000	1,526,416
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48		2,820,000	2,315,536
KeyCorp, VRN, 6.40%, 3/6/35		885,000	941,307
mBank SA, VRN, 3.77%, 3/3/32	EUR	3,000,000	3,461,066
Mizuho Financial Group, Inc., 2.10%, 4/8/32	EUR	6,565,000	7,077,128
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		$705,000	704,199
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,560,629
NatWest Group PLC, VRN, 3.03%, 11/28/35		$2,746,000	2,511,369

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	$9,261,345
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36		$3,287,000	3,267,042
Toronto-Dominion Bank, VRN, 3.625%, 9/15/31		3,184,000	3,168,565
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		2,816,000	2,930,935
Webster Financial Corp., VRN, 5.78%, 9/11/35		2,055,000	2,083,956
Wells Fargo & Co., VRN, 5.43%, 1/23/47		670,000	637,419
Western Alliance Bank, VRN, 6.54%, 11/15/35		3,966,000	3,923,544
Zions Bancorp NA, VRN, 6.82%, 11/19/35		3,851,000	4,023,206
			139,605,680
Beverages — 0.2%
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)		865,000	866,983
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)		2,880,000	2,884,679
			3,751,662
Biotechnology — 0.3%
Amgen, Inc., 5.65%, 3/2/53		590,000	567,740
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)		1,715,000	1,703,790
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)		2,875,000	2,952,122
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)		1,015,000	1,058,815
			6,282,467
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 3/13/33		1,680,000	1,660,363
Amazon.com, Inc., 4.875%, 3/13/36		1,275,000	1,256,790
			2,917,153
Building Products — 0.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		5,475,000	5,084,725
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		383,000	387,089
			5,471,814
Capital Markets — 2.2%
Ares Strategic Income Fund, 5.70%, 3/15/28		586,000	586,663
Bank of New York Mellon Corp., VRN, 5.09%, 4/23/37		1,220,000	1,211,079
Blackstone Private Credit Fund, 3.25%, 3/15/27		3,690,000	3,630,690
Blue Owl Capital Corp., 3.40%, 7/15/26		1,400,000	1,394,322
Blue Owl Credit Income Corp., 7.75%, 9/16/27		2,805,000	2,857,461
Blue Owl Credit Income Corp., 7.75%, 1/15/29		1,700,000	1,753,421
Citadel Finance LLC, 5.90%, 2/10/30(1)		4,375,000	4,413,499
Citadel Finance LLC, 5.15%, 2/14/31(1)		1,240,000	1,211,449
Goldman Sachs BDC, Inc., 5.10%, 1/28/29		1,891,000	1,854,732
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37		1,560,000	1,525,690
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56		1,445,000	1,410,343
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)		2,775,000	2,743,626
Golub Capital BDC, Inc., 2.05%, 2/15/27		3,001,000	2,925,796
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,088,000	1,119,918
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)		2,770,000	2,749,102
HPS Corporate Lending Fund, 5.45%, 1/14/28		690,000	688,431
HPS Corporate Lending Fund, 4.90%, 9/11/28		1,570,000	1,537,142
Jefferies Financial Group, Inc., 5.50%, 2/15/36		1,179,000	1,135,861
Morgan Stanley, VRN, 4.81%, 4/16/32		2,620,000	2,614,158
Morgan Stanley, VRN, 6.63%, 11/1/34		1,175,000	1,280,629
Morgan Stanley, VRN, 4.89%, 10/22/36		845,000	820,333
Northern Trust Corp., VRN, 3.375%, 5/8/32		2,455,000	2,423,956
			41,888,301

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Chemicals — 0.3%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	$2,790,000	$2,904,900
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	2,690,000	2,638,137
		5,543,037
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	1,646,000	1,584,016
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	1,270,000	1,290,838
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,943,000	1,971,513
		4,846,367
Consumer Finance — 0.6%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	4,465,000	4,384,974
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	1,160,000	1,119,155
Capital One Financial Corp., VRN, 4.72%, 1/30/32	2,355,000	2,327,543
Capital One Financial Corp., VRN, 2.36%, 7/29/32	2,180,000	1,879,529
Capital One Financial Corp., VRN, 5.40%, 1/30/37	1,648,000	1,619,404
		11,330,605
Containers and Packaging — 0.1%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	1,848,000	1,801,888
Diversified Consumer Services — 0.0%
Leland Stanford Junior University, 4.68%, 3/1/35	220,000	219,042
Diversified REITs — 0.8%
American Assets Trust LP, 3.375%, 2/1/31	1,410,000	1,282,824
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	2,100,000	2,057,545
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	1,888,000	1,858,047
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	1,520,000	1,495,009
Kilroy Realty LP, 3.05%, 2/15/30	535,000	491,990
Piedmont Operating Partnership LP, 5.625%, 1/15/33	3,575,000	3,520,158
Trust 2401, 7.70%, 1/23/32(1)	2,523,000	2,747,068
Vornado Realty LP, 5.75%, 2/1/33	2,031,000	2,035,007
		15,487,648
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.25%, 10/30/36	1,195,000	1,181,377
AT&T, Inc., 6.20%, 10/30/56	1,877,000	1,860,637
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)(2)	4,370,000	4,361,388
HUT 8 DC LLC, 6.19%, 11/15/42(1)	1,450,000	1,462,917
		8,866,319
Electric Utilities — 1.0%
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	1,506,000	1,488,877
Duke Energy Florida LLC, 4.85%, 12/1/35	8,000	7,869
Emera U.S. Finance LLC, 5.20%, 4/1/33	654,000	649,971
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	4,845,000	4,850,242
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	3,740,000	3,754,481
ITC Holdings Corp., 5.50%, 4/15/36(1)	569,000	572,772
Kentucky Utilities Co., 5.85%, 8/15/55	121,000	120,013
NRG Energy, Inc., 6.125%, 5/15/36(1)	2,106,000	2,098,959
Palomino Funding Trust I, 7.23%, 5/17/28(1)	160,000	166,769
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	1,073,000	1,069,038
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	1,434,000	1,418,060
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	2,565,000	2,537,799
		18,734,850
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	792,000	791,943

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Entertainment — 0.1%
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	$837,000	$862,839
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)	558,000	581,010
		1,443,849
Financial Services — 1.7%
Antares Holdings LP, 6.35%, 10/23/29(1)	2,485,000	2,477,798
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	2,902,000	2,984,756
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	1,855,000	1,824,997
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	860,000	841,359
Essent Group Ltd., 6.25%, 7/1/29	1,935,000	2,003,070
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	4,685,000	4,856,237
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	4,015,000	3,875,623
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,144,000	1,130,887
NMI Holdings, Inc., 6.00%, 8/15/29	2,365,000	2,417,905
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	4,100,000	4,156,248
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	788,000	775,485
Rocket Cos., Inc., 6.125%, 8/1/30(1)	1,345,000	1,365,646
Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,680,000	1,702,588
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,850,000	1,716,896
		32,129,495
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	520,000	501,383
Mars, Inc., 5.70%, 5/1/55(1)	783,000	762,418
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	2,495,000	2,455,778
		3,719,579
Gas Utilities — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	1,634,000	1,596,214
Ground Transportation — 0.1%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	2,660,000	2,590,443
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 4.65%, 3/15/36	1,978,000	1,921,728
Abbott Laboratories, 5.50%, 3/15/56	1,565,000	1,514,208
Baxter International, Inc., 4.90%, 12/15/30	1,675,000	1,658,039
Baxter International, Inc., 5.65%, 12/15/35	1,047,000	1,029,002
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	4,973,000	5,091,711
		11,214,688
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	3,950,000	3,867,743
Centene Corp., 4.25%, 12/15/27	3,672,000	3,652,116
CVS Health Corp., 6.00%, 6/1/44	105,000	103,710
CVS Health Corp., VRN, 7.00%, 3/10/55	2,023,000	2,100,253
HCA, Inc., 4.90%, 11/15/35	2,827,000	2,737,522
HCA, Inc., 5.30%, 5/15/36	5,030,000	4,986,606
Humana, Inc., VRN, 6.625%, 9/15/56	2,004,000	1,975,248
Icon Investments Six DAC, 5.81%, 5/8/27	55,000	55,433
IQVIA, Inc., 5.00%, 5/15/27(1)	3,180,000	3,178,938
UnitedHealth Group, Inc., 5.30%, 6/15/35	61,000	62,244
UnitedHealth Group, Inc., 5.05%, 4/15/53	615,000	545,002
		23,264,815
Hotels, Restaurants and Leisure — 0.8%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	2,930,000	2,918,795
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,773,000	3,643,896

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Carnival Corp., 4.00%, 8/1/28(1)		$690,000	$674,109
Carnival Corp., 5.125%, 5/1/29(1)		1,916,000	1,911,254
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		2,630,000	2,691,250
Marriott International, Inc., 5.10%, 5/1/38		1,095,000	1,050,784
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)		1,888,000	1,917,436
			14,807,524
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)		4,692,034	4,862,354
Industrial Conglomerates — 0.1%
Eaton Corp., 4.20%, 3/6/31		750,000	739,765
Eaton Corp., 4.80%, 3/6/36		710,000	699,246
			1,439,011
Insurance — 1.8%
Allianz SE, VRN, 6.35%, 9/6/53(1)		2,600,000	2,724,161
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		1,215,000	1,269,917
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)		2,035,000	2,009,385
CNA Financial Corp., 5.20%, 8/15/35		2,409,000	2,370,782
CNO Financial Group, Inc., 5.25%, 5/30/29		2,405,000	2,417,391
Global Atlantic Fin Co., 7.95%, 6/15/33(1)		4,440,000	4,873,126
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		4,145,000	4,100,245
Lincoln National Corp., 7.00%, 6/15/40		328,000	355,907
MetLife, Inc., 6.40%, 12/15/66		5,147,000	5,275,016
MetLife, Inc., 10.75%, 8/1/69		1,725,000	2,240,428
RLI Corp., 5.375%, 6/1/36		1,504,000	1,461,252
Rothesay Life PLC, 7.73%, 5/16/33	GBP	3,080,000	4,476,737
			33,574,347
Interactive Media and Services — 0.7%
Alphabet, Inc., 4.40%, 2/15/33		$2,510,000	2,472,516
Alphabet, Inc., 4.80%, 2/15/36		1,635,000	1,619,279
Alphabet, Inc., 5.65%, 2/15/56		1,035,000	1,015,877
Meta Platforms, Inc., 4.60%, 11/15/32		2,105,000	2,080,741
Meta Platforms, Inc., 5.25%, 5/15/36(2)		1,880,000	1,876,900
Meta Platforms, Inc., 5.50%, 11/15/45		560,000	520,751
Meta Platforms, Inc., 5.625%, 11/15/55		2,720,000	2,499,253
Meta Platforms, Inc., 6.30%, 5/15/56(2)		781,000	783,772
			12,869,089
IT Services — 0.0%
International Business Machines Corp., 5.80%, 2/3/56		435,000	412,626
Machinery — 0.4%
Allison Transmission, Inc., 5.875%, 12/1/33(1)		2,808,000	2,841,193
Chart Industries, Inc., 7.50%, 1/1/30(1)		4,120,000	4,282,250
Weir Group, Inc., 5.35%, 5/6/30(1)		15,000	15,229
			7,138,672
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,314,000	1,313,187
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		2,050,000	2,027,035
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		1,950,000	1,849,467
Cox Communications, Inc., 5.70%, 6/15/33(1)		727,000	722,993
Discovery Communications LLC, 3.95%, 3/20/28		3,556,000	3,322,300
Discovery Communications LLC, 4.125%, 5/15/29		5,445,000	5,312,578
Lamar Media Corp., 3.75%, 2/15/28		2,715,000	2,663,939
Nexstar Media, Inc., 6.50%, 9/15/33(1)		2,289,000	2,308,093

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Nexstar Media, Inc., 7.25%, 4/15/34(1)	$2,708,000	$2,727,243
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	5,235,000	5,086,626
Univision Communications, Inc., 8.875%, 4/15/33(1)	2,232,000	2,245,828
		29,579,289
Metals and Mining — 0.3%
Commercial Metals Co., 5.75%, 11/15/33(1)	2,740,000	2,746,143
Glencore Funding LLC, 4.90%, 7/1/31(1)	155,000	155,270
Glencore Funding LLC, 5.51%, 4/1/36(1)	1,435,000	1,445,625
Mineral Resources Ltd., 6.00%, 5/1/32(1)	1,880,000	1,867,117
		6,214,155
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	2,520,000	2,468,883
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	6,680,000	6,932,056
		9,400,939
Oil, Gas and Consumable Fuels — 2.0%
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	667,000	689,443
Cenovus Energy, Inc., 5.40%, 3/20/36	1,021,000	1,017,886
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	771,000	762,511
Cheniere Energy, Inc., 6.00%, 7/30/56(1)	1,275,000	1,259,199
Ecopetrol SA, 7.75%, 2/1/32	1,911,000	1,959,616
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,560,000	4,575,600
Energy Transfer LP, 6.125%, 12/15/45	730,000	715,128
Energy Transfer LP, 5.95%, 5/15/54	1,980,000	1,871,050
Expand Energy Corp., 5.375%, 3/15/30	3,781,000	3,821,098
Matador Resources Co., 6.50%, 4/15/32(1)	1,735,000	1,772,509
Occidental Petroleum Corp., 6.20%, 3/15/40	1,015,000	1,049,563
Occidental Petroleum Corp., 4.10%, 2/15/47	1,070,000	780,751
Occidental Petroleum Corp., 4.20%, 3/15/48	730,000	556,452
Ovintiv, Inc., 7.10%, 7/15/53	1,660,000	1,809,661
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,120,000	1,121,401
Petroleos Mexicanos, 5.95%, 1/28/31	4,728,000	4,628,499
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	1,416,000	1,419,202
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,360,000	1,359,361
SM Energy Co., 6.75%, 9/15/26	2,292,000	2,293,916
Sunoco LP, 7.00%, 5/1/29(1)	2,021,000	2,088,061
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,676,000	2,845,966
		38,396,873
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,311,000	1,257,537
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)	2,252,000	2,283,436
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	1,448,000	1,366,007
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	1,182,000	1,102,402
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,287,000	1,314,349
United Airlines Holdings, Inc., 5.375%, 3/1/31	3,290,000	3,246,782
United Airlines, Inc., 4.625%, 4/15/29(1)	830,000	819,820
		10,132,796
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	2,195,000	2,136,868
Pharmaceuticals — 0.1%
Merck & Co., Inc., 5.70%, 9/15/55	480,000	472,666
Novartis Capital Corp., 5.70%, 3/18/56	755,000	756,785
		1,229,451

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Professional Services — 0.3%
Concentrix Corp., 6.60%, 8/2/28		$5,485,000	$5,437,317
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 4.90%, 1/15/33		2,900,000	2,867,421
CBRE Services, Inc., 5.25%, 6/1/36(2)		2,065,000	2,026,735
			4,894,156
Semiconductors and Semiconductor Equipment — 0.5%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)		1,575,000	1,664,693
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		1,141,000	1,199,089
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)		1,010,000	1,073,299
Intel Corp., 5.30%, 5/15/36		2,345,000	2,336,056
Intel Corp., 6.125%, 5/15/56		1,500,000	1,489,868
Marvell Technology, Inc., 5.30%, 4/15/36		2,220,000	2,222,068
			9,985,073
Software — 0.9%
Oracle Corp., 4.80%, 9/26/32		5,555,000	5,284,141
Oracle Corp., 5.35%, 5/4/33		2,165,000	2,105,787
Oracle Corp., 5.20%, 9/26/35		3,198,000	2,981,680
Oracle Corp., 5.70%, 2/4/36		1,221,000	1,173,201
Salesforce, Inc., 4.90%, 9/15/31		2,285,000	2,278,821
Salesforce, Inc., 5.20%, 3/15/33		1,510,000	1,507,731
Workday, Inc., 3.80%, 4/1/32		1,896,000	1,765,947
			17,097,308
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		301,000	310,658
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		2,242,000	2,314,618
Lowe's Cos., Inc., 4.85%, 10/15/35		3,050,000	2,977,597
O'Reilly Automotive, Inc., 5.10%, 3/12/36		915,000	905,754
			6,508,627
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32		947,000	965,715
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)		1,315,000	1,302,041
Gildan Activewear, Inc., 5.40%, 10/7/35(1)		2,750,000	2,693,662
			3,995,703
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		1,658,000	1,737,301
TOTAL CORPORATE BONDS (Cost $579,663,180)			580,741,150
SOVEREIGN GOVERNMENTS AND AGENCIES — 21.8%
Australia — 1.1%
Australia Government Bonds, 1.75%, 6/21/51	AUD	4,300,000	1,531,919
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	12,470,719
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,432,605
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	4,004,726
			20,439,969
Belgium — 0.4%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,510,636
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	3,086,000	2,305,320
			6,815,956
Canada — 4.2%
Canada Government Bonds, 2.50%, 11/1/27	CAD	25,000,000	18,305,297

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Canada Government Bonds, 2.25%, 2/1/28	CAD	25,000,000	$18,195,237
Canada Government Bonds, 2.50%, 5/1/28	CAD	50,000,000	36,486,914
Canada Government Bonds, 2.50%, 12/1/32	CAD	9,000,000	6,296,654
			79,284,102
China — 5.6%
China Government Bonds, 2.64%, 1/15/28	CNY	48,000,000	7,198,722
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	42,540,783
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	13,834,181
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,860,843
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,711,327
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	16,924,023
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	6,885,666
			105,955,545
Colombia — 0.3%
Colombia Government International Bonds, 6.125%, 1/21/31		$3,500,000	3,500,700
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,281,267
			5,781,967
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,324,610
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	341,505
			9,666,115
Japan — 3.0%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,450,005
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	6,843,794
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	2,357,212
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,050,282
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,455,894
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,237,682
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	603,500,000	2,210,825
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	4,305,601
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	4,794,401
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	6,213,600
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	4,558,097
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	4,518,311
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	4,858,705
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	3,601,677
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	3,932,902
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,307,549
			55,696,537
Malaysia — 0.5%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,792,806
Mexico — 0.8%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		$7,200,000	7,264,440
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,700,175
			15,964,615
New Zealand — 2.7%
New Zealand Government Bonds, 3.50%, 4/14/33	NZD	27,500,000	15,353,796
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	33,550,000	19,667,761
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	23,700,000	13,515,632
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,350,135
			50,887,324

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	$295,989
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,679,247
Spain — 0.9%
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	7,000,000	8,198,732
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,267,872
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,706,831
			17,173,435
United Kingdom — 1.6%
U.K. Gilts, 4.75%, 10/22/35	GBP	19,000,000	25,337,037
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,139,278
			29,476,315
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $443,043,051)			409,909,922
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%
Private Sponsor Collateralized Mortgage Obligations — 11.0%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)		$10,796,944	10,705,500
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)		3,583,718	3,598,914
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)		2,327,518	2,336,678
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)		3,112,268	3,116,150
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)		7,942,905	7,951,117
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)		4,071,220	4,086,682
COLT Mortgage Loan Trust, Series 2025-7, Class A3, 5.83%, 6/25/70(1)		2,393,378	2,402,284
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 6.17%, 5/25/65(1)		4,482,000	4,488,091
GCAT Trust, Series 2025-NQM7, Class A2, 5.29%, 11/25/70(1)		4,793,455	4,777,507
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)		4,417,089	4,433,032
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)		2,722,305	2,720,210
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A3, SEQ, 5.90%, 6/25/65(1)		6,841,118	6,878,667
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)		811,530	811,918
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)		4,137,167	4,152,987
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)		5,209,077	5,195,412
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)		6,370,140	6,379,782
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)		2,333,716	2,344,629
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)		4,067,552	4,073,995
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)		1,946,139	1,946,438
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)		4,607,073	4,649,701
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)		416,498	415,622
JP Morgan Mortgage Trust, Series 2024-CCM1, Class A4A, SEQ, VRN, 5.50%, 4/25/55(1)		3,394,949	3,396,972
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)		9,471,192	9,412,566
MFA Trust, Series 2025-NQM3, Class A3, 5.72%, 8/25/70(1)		8,118,199	8,137,965
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)		2,052,284	2,055,909
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)		1,888,844	1,890,307
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A3, 5.32%, 9/25/70(1)		4,173,181	4,147,484
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, VRN, 5.08%, 3/25/71(1)		5,000,000	4,988,080
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A2, 5.24%, 10/25/65(1)		6,165,332	6,139,006
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)		1,963,402	1,965,923
OBX Trust, Series 2025-J1, Class A5, SEQ, VRN, 5.50%, 5/25/55(1)		4,876,816	4,879,369
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)		9,652,335	9,638,052
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)		8,347,538	8,272,638
PRKCM Trust, Series 2026-AFC2, Class A1, VRN, 5.37%, 4/25/61(1)		9,035,803	9,055,110
PRKCM Trust, Series 2026-AFC3, Class A1, VRN, 5.38%, 5/1/61(1)		10,389,496	10,389,392

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	$4,765,604	$4,787,034
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	6,263,782	6,210,963
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	844,481	842,880
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	4,064,151	4,068,899
Sequoia Mortgage Trust, Series 2026-5, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	8,100,000	8,105,709
Sequoia Mortgage Trust, Series 2026-5, Class A5, SEQ, VRN, 5.00%, 5/25/56(1)	5,250,000	5,228,262
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(1)	4,312,000	4,311,983
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	1,585,263	1,594,369
		206,984,188
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.15%, (30-day average SOFR plus 2.50%), 9/25/42(1)	879,021	885,986
FNMA, Series 2023-R05, Class 1M1, VRN, 5.55%, (30-day average SOFR plus 1.90%), 6/25/43(1)	3,332,627	3,352,060
FNMA, Series 2024-R01, Class 1M1, VRN, 4.70%, (30-day average SOFR plus 1.05%), 1/25/44(1)	2,015,253	2,015,728
		6,253,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,784,891)		213,237,962
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.5%
FHLMC, 3.50%, 2/1/49	2,618,388	2,400,809
FHLMC, 3.50%, 5/1/50	4,209,866	3,869,715
FHLMC, 2.50%, 10/1/50	5,314,170	4,471,542
FHLMC, 2.50%, 5/1/51	145,192	123,000
FHLMC, 3.50%, 5/1/51	5,348,794	4,919,848
FHLMC, 2.00%, 8/1/51	7,991,961	6,459,216
FHLMC, 3.00%, 12/1/51	5,478,064	4,818,729
FHLMC, 3.50%, 5/1/52	825,261	752,293
FHLMC, 3.50%, 5/1/52	281,170	258,871
FHLMC, 4.00%, 5/1/52	287,300	270,159
FHLMC, 5.00%, 8/1/52	5,510,209	5,491,962
FNMA, 3.50%, 10/1/40	635,463	600,555
FNMA, 4.00%, 2/1/46	82,696	79,016
FNMA, 4.00%, 3/1/50	6,308,539	5,943,754
FNMA, 2.50%, 6/1/50	6,198,164	5,257,731
FNMA, 4.00%, 3/1/51	8,634,587	8,209,819
FNMA, 4.00%, 3/1/51	6,626,834	6,289,238
FNMA, 2.50%, 12/1/51	5,044,516	4,284,503
FNMA, 2.50%, 2/1/52	2,045,827	1,738,823
FNMA, 3.00%, 2/1/52	5,027,778	4,459,197
FNMA, 3.00%, 4/1/52	5,590,182	4,986,002
FNMA, 3.00%, 5/1/52	225,916	201,006
FNMA, 3.50%, 5/1/52	5,263,527	4,801,317
FNMA, 4.00%, 5/1/52	3,583,378	3,364,736
FNMA, 3.00%, 6/1/52	4,449,049	3,936,424
FNMA, 5.00%, 8/1/52	2,466,197	2,450,606
FNMA, 5.00%, 10/1/52	8,609,837	8,579,033
FNMA, 5.50%, 10/1/52	3,545,623	3,581,144
FNMA, 5.00%, 1/1/53	10,407,554	10,327,857
FNMA, 5.50%, 3/1/53	10,629,978	10,798,304
FNMA, 4.50%, 6/1/53	10,716,696	10,440,169
FNMA, 4.50%, 8/1/53	3,195,473	3,093,572
FNMA, 5.50%, 3/1/54	6,899,485	6,953,932
FNMA, 4.50%, 4/1/54	4,783,441	4,617,940

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
GNMA, 5.00%, TBA	$5,891,000	$5,840,782
GNMA, 6.00%, 7/15/33	1,144	1,168
GNMA, 4.50%, 10/15/39	1,648	1,636
GNMA, 4.50%, 1/15/40	2,402	2,387
GNMA, 4.00%, 12/15/40	2,606	2,480
GNMA, 4.50%, 12/15/40	7,532	7,456
GNMA, 3.50%, 6/20/42	1,440,132	1,353,744
GNMA, 3.00%, 5/20/50	994,425	887,355
GNMA, 3.50%, 6/20/51	2,222,728	2,035,067
GNMA, 3.00%, 7/20/51	6,066,306	5,414,322
GNMA, 4.00%, 9/20/52	6,622,568	6,251,444
GNMA, 4.50%, 9/20/52	4,111,326	3,997,932
GNMA, 4.50%, 10/20/52	7,480,037	7,275,944
GNMA, 4.00%, 4/20/54	11,391,629	10,669,279
GNMA, 5.00%, 12/20/54	4,130,089	4,114,897
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $198,744,781)		196,686,715
CONVERTIBLE PREFERRED SECURITIES — 8.9%
Banks — 7.7%
ABN AMRO Bank NV, 4.75%	6,000,000	7,078,487
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	2,007,350
Banco Bilbao Vizcaya Argentaria SA, 7.50%	2,138,000	2,138,000
Banco Bilbao Vizcaya Argentaria SA, 9.375%	1,029,000	1,133,472
Banco Davivienda SA, 6.65%(1)	1,200,000	1,120,933
Banco Mercantil del Norte SA, 5.875%(1)	2,012,000	2,014,036
Banco Mercantil del Norte SA, 7.50%(1)	752,000	770,062
Banco Santander SA, 4.75%	9,000,000	8,963,804
Banco Santander SA, 7.00%	3,000,000	3,740,803
Banco Santander SA, 9.625%	2,600,000	2,856,630
BNP Paribas SA, 8.50%(1)	8,758,000	9,280,458
Commerzbank AG, 4.25%	7,000,000	8,182,521
Commerzbank AG, 7.50%	3,400,000	3,554,735
Cooperatieve Rabobank UA, 4.875%	6,600,000	7,801,641
Credit Agricole SA, 4.75%(1)	3,063,000	2,983,549
Credit Agricole SA, 7.25%	4,900,000	6,101,407
Erste Group Bank AG, 4.25%	7,000,000	8,195,130
HSBC Holdings PLC, 6.50%	4,745,000	4,796,061
HSBC Holdings PLC, 6.875%	2,008,000	2,063,891
ING Groep NV, 4.875%	10,032,000	9,715,122
ING Groep NV, 7.50%	4,650,000	4,819,214
Lloyds Banking Group PLC, 7.875%	5,000,000	7,042,662
Lloyds Banking Group PLC, 8.00%	4,682,000	5,009,665
Macquarie Bank Ltd., 6.125%(1)	3,229,000	3,259,479
NatWest Group PLC, 5.125%	1,585,000	2,140,851
Skandinaviska Enskilda Banken AB, 6.875%	5,000,000	5,082,193
Societe Generale SA, 9.375%(1)	7,615,000	8,035,409
Societe Generale SA, 10.00%(1)	2,610,000	2,860,847
Standard Chartered PLC, 7.75%(1)	1,333,000	1,377,542
Svenska Handelsbanken AB, 4.375%	4,000,000	3,967,588
Swedbank AB, 7.625%	7,600,000	7,873,608
		145,967,150

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Capital Markets — 0.7%
Deutsche Bank AG, 4.625%	4,600,000	$5,335,417
UBS Group AG, 9.25%(1)	7,075,000	7,660,527
		12,995,944
Financial Services — 0.5%
Nationwide Building Society, 7.50%	6,600,000	9,152,779
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $166,183,928)		168,115,873
ASSET-BACKED SECURITIES — 5.0%
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	$6,731,771	6,726,888
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	3,898,293	3,793,027
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(1)	5,444,899	5,419,854
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	2,908,413	2,898,602
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	11,519,885	11,441,301
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	8,571,391	8,488,424
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	7,625,000
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(1)	5,118,261	5,093,396
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)	5,721,099	5,718,114
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	9,605,642	9,520,499
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	8,594,331	8,536,716
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	2,864,820	2,909,992
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	2,063,439	2,049,073
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(1)	6,164,966	6,089,086
Trinity Rail Leasing LLC, Series 2026-1A, Class A, SEQ, 5.35%, 4/19/56(1)	5,000,000	5,001,830
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	2,235,281	2,218,402
TOTAL ASSET-BACKED SECURITIES (Cost $96,258,535)		93,530,204
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,061,452
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,427,784
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,208,937
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,393,482
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,531,600
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,243,137
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,746,921
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,814,118
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,382,203
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	11,242,000	11,365,619
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	2,008,000	1,833,824
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,250,000	4,258,951
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,806,383
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,776,730
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $52,591,816)		54,851,141
U.S. TREASURY SECURITIES — 2.6%
U.S. Treasury Notes, 1.625%, 10/31/26(3)	20,895,000	20,678,489
U.S. Treasury Notes, 3.625%, 8/31/30	24,000,000	23,640,938
U.S. Treasury Notes, 3.875%, 3/31/31	5,000,000	4,967,578
TOTAL U.S. TREASURY SECURITIES (Cost $49,372,747)		49,287,005
PREFERRED SECURITIES — 2.6%
Banks — 0.6%
Citigroup, Inc., 7.625%	7,318,000	7,615,060

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
JPMorgan Chase & Co., 3.65%	1,582,000	$1,580,175
M&T Bank Corp., 5.125%	2,125,000	2,116,878
		11,312,113
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	7,914,000	7,906,067
Chemicals — 0.1%
OCP SA, 6.74%(1)	1,551,000	1,546,037
Consumer Finance — 0.1%
Capital One Financial Corp., 5.50%	2,310,000	2,286,391
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	2,878,000	2,854,630
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	2,894,000	2,906,109
Energy Transfer LP, 6.625%	4,852,000	4,910,175
		7,816,284
Trading Companies and Distributors — 0.8%
Aircastle Ltd., 5.25%(1)	10,609,000	10,649,956
Sumisho Air Lease Corp., 4.65%	3,930,000	3,935,543
		14,585,499
TOTAL PREFERRED SECURITIES (Cost $47,746,650)		48,307,021
MUNICIPAL SECURITIES — 0.7%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)	$1,080,000	1,082,739
California State University Rev., 2.98%, 11/1/51	825,000	547,567
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	241,438	204,154
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	725,000	586,883
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,385,000	1,227,143
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	881,590
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	240,000	254,383
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,208,211
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	280,800
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	308,852
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	597,096
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	412,634
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	283,407
State of California GO, 7.60%, 11/1/40	20,000	23,992
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	470,000	479,483
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	710,000	715,011
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	1,295,000	1,307,222
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	231,414
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	478,087
University of California Rev., 3.07%, 5/15/51	670,000	457,176
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	435,000	435,198
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	495,000	498,533
TOTAL MUNICIPAL SECURITIES (Cost $14,321,974)		12,501,575
COLLATERALIZED LOAN OBLIGATIONS — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.12%, (1-month SOFR plus 1.46%), 11/15/36(1) (Cost $878,617)	891,249	891,692
SHORT-TERM INVESTMENTS — 3.8%
Commercial Paper(4) — 3.8%
Fastnet Funding Co. LLC, 3.77%, 5/1/26(1)	34,300,000	34,296,464

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Portsea Funding LLC, 3.77%, 5/1/26(1)	$37,000,000	$36,996,185
TOTAL SHORT-TERM INVESTMENTS (Cost $71,300,000)		71,292,649
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,933,890,170)		1,899,352,909
OTHER ASSETS AND LIABILITIES — (1.1)%		(20,516,430)
TOTAL NET ASSETS — 100.0%		$1,878,836,479

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,302,792	AUD	28,618,416	UBS AG	6/17/26	$(284,441)
CAD	6,119,094	USD	4,478,629	Morgan Stanley & Co. LLC	6/17/26	35,047
USD	5,500,605	CAD	7,453,453	Citibank NA	6/17/26	2,655
USD	18,353,784	CAD	25,189,284	Morgan Stanley & Co. LLC	6/17/26	(226,786)
USD	18,130,948	CAD	24,880,000	Morgan Stanley & Co. LLC	6/17/26	(221,483)
USD	18,347,801	CAD	24,984,188	Morgan Stanley & Co. LLC	6/17/26	(81,483)
USD	18,215,231	CAD	24,876,849	Morgan Stanley & Co. LLC	6/17/26	(134,876)
USD	6,379,662	CAD	8,648,842	Morgan Stanley & Co. LLC	6/17/26	(52)
USD	105,228,824	CNY	723,236,655	Citibank NA	6/17/26	(574,203)
USD	2,332,639	COP	8,860,528,382	Morgan Stanley & Co. LLC	6/17/26	(78,986)
DKK	32,777,941	USD	5,114,602	Morgan Stanley & Co. LLC	6/17/26	45,969
USD	4,810,355	DKK	31,006,603	Morgan Stanley & Co. LLC	6/17/26	(71,337)
EUR	1,608,845	USD	1,890,683	Citibank NA	6/17/26	1,279
EUR	1,847,188	USD	2,165,562	Citibank NA	6/17/26	6,686
EUR	7,115,892	USD	8,289,626	JPMorgan Chase Bank NA	6/17/26	78,488
EUR	3,963,249	USD	4,608,668	Morgan Stanley & Co. LLC	6/17/26	52,015
EUR	4,536,183	USD	5,327,464	Morgan Stanley & Co. LLC	6/17/26	6,976
EUR	5,830,564	USD	6,830,703	Morgan Stanley & Co. LLC	6/17/26	25,897
EUR	119,487	USD	141,361	Morgan Stanley & Co. LLC	6/17/26	(848)
EUR	3,578,697	USD	4,229,030	Morgan Stanley & Co. LLC	6/17/26	(20,570)
USD	664,946	EUR	571,795	Citibank NA	6/17/26	(7,471)
USD	151,862,267	EUR	131,184,540	Citibank NA	6/17/26	(2,407,529)
USD	2,102,363	EUR	1,817,008	JPMorgan Chase Bank NA	6/17/26	(34,393)
USD	3,809,672	EUR	3,220,534	Morgan Stanley & Co. LLC	6/17/26	22,403
GBP	885,446	USD	1,179,636	Morgan Stanley & Co. LLC	6/17/26	25,142
USD	48,088,878	GBP	35,959,472	Citibank NA	6/17/26	(839,195)
USD	11,981,368	GBP	8,880,431	Citibank NA	6/17/26	(101,745)
USD	13,328,398	GBP	9,867,289	Morgan Stanley & Co. LLC	6/17/26	(97,479)
USD	57,643,464	JPY	9,091,608,463	Morgan Stanley & Co. LLC	6/17/26	(630,094)
USD	8,896,358	MXN	157,764,924	Morgan Stanley & Co. LLC	6/17/26	(102,579)
USD	9,037,358	MYR	35,383,065	Goldman Sachs & Co. LLC	6/18/26	112,455
USD	3,877,035	NZD	6,643,969	Morgan Stanley & Co. LLC	6/17/26	(53,615)
USD	3,876,369	NZD	6,644,763	Morgan Stanley & Co. LLC	6/17/26	(54,751)
USD	15,400,614	NZD	26,387,903	Morgan Stanley & Co. LLC	6/17/26	(210,779)
USD	28,199,599	NZD	47,818,299	UBS AG	6/17/26	(90,266)
USD	3,712,990	PLN	13,595,931	UBS AG	6/17/26	(37,521)
SEK	43,794,180	USD	4,684,321	Morgan Stanley & Co. LLC	6/17/26	69,739
USD	4,691,199	SEK	43,477,171	Morgan Stanley & Co. LLC	6/17/26	(28,448)
						$(5,906,179)

Schedule of Investments - Global Bond Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	402	June 2026	$35,256,200	$(830,579)
Euro-Bobl 5-Year Bonds	212	June 2026	28,725,546	(53,175)
Euro-BTP Italian Government 10-Year Bonds	203	June 2026	27,865,824	(681,743)
Euro-Bund 10-Year Bonds	975	June 2026	143,450,507	(2,690,816)
Euro-OAT 10-Year Bonds	398	June 2026	55,712,517	(1,011,131)
Euro-Schatz 2-Year Bonds	179	June 2026	22,216,308	(3,456)
Japanese 10-Year Government Bonds	42	June 2026	34,677,398	(695,104)
Japanese 10-Year Mini Government Bonds	159	June 2026	13,127,872	(262,537)
Korean Treasury 10-Year Bonds	282	June 2026	20,629,045	(276,067)
U.K. Gilt 10-Year Bonds	254	June 2026	29,928,139	(2,075,487)
U.S. Treasury 2-Year Notes	712	June 2026	147,473,000	(4,037)
U.S. Treasury Long Bonds	42	June 2026	4,739,437	(14,332)
U.S. Treasury Ultra Bonds	254	June 2026	29,217,937	(1,107,546)
			$593,019,730	$(9,706,010)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bulx 30-Year Bonds	10	June 2026	$1,279,044	$13,363
U.S. Treasury 10-Year Notes	999	June 2026	110,483,156	1,884,920
			$111,762,200	$1,898,283
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31		$8,000,000	$(590,462)	$(26,323)	$(616,785)
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR	41,600,000	687,721	310,007	997,728
						$97,259	$283,684	$380,943

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$369	$(624)	$(255)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	140,000,000	$(772,812)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Global Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
BBSW	–	Bank Bill Swap Rates
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $755,369,575, which represented 40.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,740,193.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Global Bond Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$580,741,150	—
Sovereign Governments and Agencies	—	409,909,922	—
Collateralized Mortgage Obligations	—	213,237,962	—
U.S. Government Agency Mortgage-Backed Securities	—	196,686,715	—
Convertible Preferred Securities	—	168,115,873	—
Asset-Backed Securities	—	93,530,204	—
Commercial Mortgage-Backed Securities	—	54,851,141	—
U.S. Treasury Securities	—	49,287,005	—
Preferred Securities	—	48,307,021	—
Municipal Securities	—	12,501,575	—
Collateralized Loan Obligations	—	891,692	—
Short-Term Investments	—	71,292,649	—
	—	$1,899,352,909	—
Other Financial Instruments
Futures Contracts	$1,884,920	$13,363	—
Swap Agreements	—	997,728	—
Forward Foreign Currency Exchange Contracts	—	484,751	—
	$1,884,920	$1,495,842	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,125,915	$8,580,095	—
Swap Agreements	—	1,389,852	—
Forward Foreign Currency Exchange Contracts	—	6,390,930	—
	$1,125,915	$16,360,877	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$1,480,652	$1,480,652
Unrealized appreciation on forward foreign currency exchange contracts	—	$484,751	—	484,751
				$1,965,403
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$417,691	$417,691
Payable for variation margin on swap agreements*	$5,294	—	835	6,129
Unrealized depreciation on forward foreign currency exchange contracts	—	$6,390,930	—	6,390,930
Swap agreements	—	—	772,812	772,812
				$7,587,562

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Global Bond Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$10,580,088	—	$10,580,088
Futures contract transactions	—	—	$8,716,506	8,716,506
Swap agreement transactions	$863,572	—	(22)	863,550
				$20,160,144
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(22,366,018)	—	$(22,366,018)
Futures contracts	—	—	$(17,194,687)	(17,194,687)
Swap agreements	$392,602	—	(773,181)	(380,579)
				$(39,941,284)

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
	Emerging Markets Debt Fund	Global Bond Fund
Assets
Investment securities, at value	$455,299,655	$1,899,352,909
Cash	2,259,564	544,811
Foreign currency holdings, at value	—	683,044
Receivable for investments sold	—	1,160,743
Receivable for capital shares sold	18,197	1,480,681
Receivable for variation margin on futures contracts	86,515	1,480,652
Receivable for variation margin on swap agreements	1,955	—
Unrealized appreciation on forward foreign currency exchange contracts	44,077,740	484,751
Swap agreements, at value	908,691	—
Interest receivable	7,092,976	18,012,393
Other assets	54,110	—
	509,799,403	1,923,199,984

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	1,560,000	280,000
Payable for collateral received for swap agreements	580,000	—
Payable for investments purchased	4,064,280	36,201,756
Payable for capital shares redeemed	29,077	19,515
Payable for variation margin on futures contracts	55,003	417,691
Payable for variation margin on swap agreements	—	6,129
Unrealized depreciation on forward foreign currency exchange contracts	46,488,131	6,390,930
Swap agreements, at value	—	772,812
Accrued management fees	84,048	274,238
Distribution and service fees payable	221	434
	52,860,760	44,363,505

Net Assets	$456,938,643	$1,878,836,479

Net Assets Consist of:
Capital paid in	$528,343,790	$2,201,753,844
Distributable earnings (loss)	(71,405,147)	(322,917,365)
	$456,938,643	$1,878,836,479

Investment securities, at cost	$435,742,182	$1,933,890,170
Foreign currency holdings, at cost	—	$680,423

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Emerging Markets Debt Fund
Investor Class	$84,431,535	8,948,670	$9.44
I Class	$2,714,296	287,442	$9.44
Y Class	$37,360,202	3,959,525	$9.44
A Class	$276,081	29,313	$9.42
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.86
C Class	$66,638	7,100	$9.39
R Class	$257,320	27,347	$9.41
R5 Class	$11,179	1,185	$9.43
R6 Class	$855	91	$9.40
G Class	$331,820,537	35,132,461	$9.44
Global Bond Fund
Investor Class	$305,838,726	35,302,889	$8.66
I Class	$3,511,442	403,662	$8.70
Y Class	$114,536,077	13,146,418	$8.71
A Class	$1,238,711	144,033	$8.60
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.01
C Class	$39,656	4,717	$8.41
R Class	$365,272	42,777	$8.54
R5 Class	$480,575	55,298	$8.69
R6 Class	$5,105,030	587,242	$8.69
G Class	$1,447,720,990	166,024,606	$8.72
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
	Emerging Markets Debt Fund	Global Bond Fund
Investment Income (Loss)
Income:
Interest	$16,264,890	$53,694,630
Securities lending, net	2,189	—
Less foreign taxes withheld	—	(28,252)
	16,267,079	53,666,378

Expenses:
Management fees	1,816,852	7,001,883
Interest expenses	49,334	116,752
Distribution and service fees:
A Class	343	1,575
C Class	328	307
R Class	522	742
Trustees' fees and expenses	14,381	68,709
	1,881,760	7,189,968
Fees waived	(1,305,297)	(4,769,043)
	576,463	2,420,925

Net investment income (loss)	15,690,616	51,245,453

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	12,595,466	(16,763,649)
Forward foreign currency exchange contract transactions	1,114,419	10,580,088
Futures contract transactions	350,706	8,716,506
Swap agreement transactions	(775,569)	863,550
Foreign currency translation transactions	176,948	569,212
	13,461,970	3,965,707

Change in net unrealized appreciation (depreciation) on:
Investments**	(12,199,635)	3,580,739
Forward foreign currency exchange contracts	(3,433,460)	(22,366,018)
Futures contracts	(1,500,197)	(17,194,687)
Swap agreements	84,578	(380,579)
Translation of assets and liabilities in foreign currencies	(19,200)	55,541
	(17,067,914)	(36,305,004)

Net realized and unrealized gain (loss)	(3,605,944)	(32,339,297)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,084,672	$18,906,156
*Net of foreign tax expenses paid (refunded)	$(57,854)	$6,067
**Includes (increase) decrease in accrued foreign taxes	—	$37,728

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Emerging Markets Debt Fund		Global Bond Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$15,690,616	$39,464,065	$51,245,453	$137,131,464
Net realized gain (loss)	13,461,970	1,253,105	3,965,707	(26,359,012)
Change in net unrealized appreciation (depreciation)	(17,067,914)	28,778,381	(36,305,004)	55,516,038
Net increase (decrease) in net assets resulting from operations	12,084,672	69,495,551	18,906,156	166,288,490

Distributions to Shareholders
From earnings:
Investor Class	(2,062,143)	(4,868,791)	(7,756,289)	(14,619,460)
I Class	(76,691)	(194,888)	(4,482,253)	(8,118,092)
Y Class	(900,791)	(1,802,191)	(2,637,173)	(4,220,193)
A Class	(6,442)	(12,598)	(29,623)	(49,884)
C Class	(1,319)	(2,591)	(1,333)	(1,839)
R Class	(4,345)	(10,069)	(6,489)	(8,059)
R5 Class	(789)	(2,557)	(12,652)	(99,026)
R6 Class	(22)	(2,439)	(163,230)	(282,437)
G Class	(10,000,120)	(28,882,987)	(46,280,323)	(116,391,902)
Decrease in net assets from distributions	(13,052,662)	(35,779,111)	(61,369,365)	(143,790,892)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(60,779,487)	(147,717,806)	(708,005,917)	(622,531,789)

Net increase (decrease) in net assets	(61,747,477)	(114,001,366)	(750,469,126)	(600,034,191)

Net Assets
Beginning of period	518,686,120	632,687,486	2,629,305,605	3,229,339,796
End of period	$456,938,643	$518,686,120	$1,878,836,479	$2,629,305,605

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2026 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Emerging Markets Debt Fund	Investor, I, Y, A, C, R, R5, R6, G
Global Bond Fund	Investor, I, Y, A, C, R, R5, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts are as follows:

Emerging Markets Debt Fund	Annual Management Fee	Effective Annual Management Fee After Waiver	Management Fee Waived
Investor Class	0.96%	0.88%	$34,178
I Class	0.86%	0.78%	$1,252
Y Class	0.76%	0.68%	$14,220
A Class	0.96%	0.88%	$110
C Class	0.96%	0.88%	$26
R Class	0.96%	0.88%	$84
R5 Class	0.76%	0.68%	$13
R6 Class	0.71%	0.63%	—
G Class	0.71%	0.00%	$1,255,414
During the period ended April 30, 2026, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Global Bond Fund	Annual Management Fee	Management Fee Waived
Investor Class	0.83%	—
I Class	0.73%	—
Y Class	0.63%	—
A Class	0.83%	—
C Class	0.83%	—
R Class	0.83%	—
R5 Class	0.63%	—
R6 Class	0.58%	—
G Class	0.00%(1)	$4,769,043
(1)Annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Emerging Markets Debt Fund	American Century Asset Allocation Portfolios, Inc.	58%
Global Bond Fund	American Century Asset Allocation Portfolios, Inc.	63%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended April 30, 2026 were as follows:

	Emerging Markets Debt Fund	Global Bond Fund
Purchases of U.S. Treasury and Government Agency obligations	—	$91,878,032
Purchases of other investment securities	$269,035,210	1,103,369,794
Total Purchases	$269,035,210	$1,195,247,826

Sales of U.S. Treasury and Government Agency obligations	$6,993,224	$247,000,490
Sales of other investment securities	326,759,436	1,697,284,845
Total Sales	$333,752,660	$1,944,285,335

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Emerging Markets Debt Fund
Investor Class
Sold	157,286	$1,494,886	554,220	$4,911,263
Issued in reinvestment of distributions	216,865	2,043,449	533,140	4,839,348
Redeemed	(1,251,955)	(11,878,140)	(1,122,559)	(10,066,573)
	(877,804)	(8,339,805)	(35,199)	(315,962)
I Class
Sold	393,824	3,743,820	514,098	4,627,187
Issued in reinvestment of distributions	8,137	76,691	21,506	194,888
Redeemed	(461,924)	(4,384,573)	(657,347)	(5,919,266)
	(59,963)	(564,062)	(121,743)	(1,097,191)
Y Class
Sold	530,039	4,993,801	876,902	7,852,593
Issued in reinvestment of distributions	95,564	900,511	198,356	1,801,912
Redeemed	(303,370)	(2,869,872)	(726,176)	(6,531,316)
	322,233	3,024,440	349,082	3,123,189
A Class
Sold	1,412	13,429	12,597	116,049
Issued in reinvestment of distributions	684	6,442	1,392	12,598
Redeemed	(1,328)	(12,526)	(16,131)	(145,621)
	768	7,345	(2,142)	(16,974)
C Class
Sold	—	—	2,197	19,000
Issued in reinvestment of distributions	140	1,319	285	2,591
Redeemed	—	—	(172)	(1,525)
	140	1,319	2,310	20,066
R Class
Sold	10,457	97,879	10,299	93,025
Issued in reinvestment of distributions	461	4,340	1,109	10,069
Redeemed	(2,913)	(27,502)	(15,313)	(139,282)
	8,005	74,717	(3,905)	(36,188)
R5 Class
Sold	24	224	39	357
Issued in reinvestment of distributions	84	789	282	2,557
Redeemed	(4,021)	(38,721)	(17)	(155)
	(3,913)	(37,708)	304	2,759
R6 Class
Sold	—	—	503	4,415
Issued in reinvestment of distributions	3	22	277	2,439
Redeemed	—	—	(32,532)	(288,613)
	3	22	(31,752)	(281,759)
G Class
Sold	1,174,711	11,254,097	2,937,017	26,452,252
Issued in reinvestment of distributions	1,062,170	10,000,120	3,194,441	28,882,987
Redeemed	(7,985,993)	(76,199,972)	(22,378,412)	(204,450,985)
	(5,749,112)	(54,945,755)	(16,246,954)	(149,115,746)
Net increase (decrease)	(6,359,643)	$(60,779,487)	(16,089,999)	$(147,717,806)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Global Bond Fund
Investor Class
Sold	310,188	$2,719,189	646,875	$5,670,286
Issued in reinvestment of distributions	896,777	7,752,848	1,678,848	14,614,518
Redeemed	(7,332,121)	(64,160,561)	(2,586,954)	(22,500,017)
	(6,125,156)	(53,688,524)	(261,231)	(2,215,213)
I Class
Sold	766,342	6,723,931	2,546,444	22,350,747
Issued in reinvestment of distributions	516,961	4,482,253	928,884	8,117,418
Redeemed	(24,026,711)	(212,132,514)	(2,046,495)	(17,886,510)
	(22,743,408)	(200,926,330)	1,428,833	12,581,655
Y Class
Sold	1,953,759	17,048,087	2,844,382	24,989,573
Issued in reinvestment of distributions	303,506	2,636,650	482,237	4,219,587
Redeemed	(1,014,632)	(8,867,210)	(2,324,219)	(20,411,168)
	1,242,633	10,817,527	1,002,400	8,797,992
A Class
Sold	4,728	41,180	21,078	182,675
Issued in reinvestment of distributions	3,406	29,237	5,696	49,241
Redeemed	(11,321)	(97,497)	(43,334)	(375,885)
	(3,187)	(27,080)	(16,560)	(143,969)
C Class
Sold	3,318	27,922	200	1,700
Issued in reinvestment of distributions	159	1,333	217	1,839
Redeemed	(6,547)	(54,768)	(3,038)	(25,822)
	(3,070)	(25,513)	(2,621)	(22,283)
R Class
Sold	16,412	140,450	21,081	180,695
Issued in reinvestment of distributions	761	6,489	937	8,059
Redeemed	(4,768)	(40,812)	(15,615)	(134,471)
	12,405	106,127	6,403	54,283
R5 Class
Sold	125	1,095	238	2,088
Issued in reinvestment of distributions	1,460	12,652	11,364	99,026
Redeemed	(13,546)	(119,262)	(573,531)	(5,002,082)
	(11,961)	(105,515)	(561,929)	(4,900,968)
R6 Class
Sold	95,820	837,465	126,026	1,102,096
Issued in reinvestment of distributions	18,836	163,230	32,357	282,437
Redeemed	(272,289)	(2,359,690)	(218,159)	(1,911,521)
	(157,633)	(1,358,995)	(59,776)	(526,988)
G Class
Sold	7,060,168	62,130,533	28,789,421	253,765,299
Issued in reinvestment of distributions	5,327,048	46,280,323	13,308,913	116,391,902
Redeemed	(64,684,452)	(571,208,470)	(114,124,295)	(1,006,313,499)
	(52,297,236)	(462,797,614)	(72,025,961)	(636,156,298)
Net increase (decrease)	(80,086,613)	$(708,005,917)	(70,490,442)	$(622,531,789)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$31,166,667
Global Bond Fund	$127,848,663

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$2,928,212,686
Global Bond Fund	$905,063,472

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Emerging Markets Debt Fund	$80,857,556	$11,390,371
Global Bond Fund	$560,462,813	$378,717,409

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$30,856,014
Global Bond Fund	$13,775,140

Counterparty Risk — A fund is subject to counterparty risk, or the risk that an institution will fail to perform its contractual obligations. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. A fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, a fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.
7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of Emerging Markets Debt Fund and Global Bond Fund are owned by a relatively small number of shareholders. To the extent that a large shareholder (including another account advised by the investment advisor) invests in these funds, the funds may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of Emerging Markets Debt Fund and Global Bond Fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Emerging Markets Debt Fund	Global Bond Fund
Federal tax cost of investments	$436,755,188	$1,934,565,255
Gross tax appreciation of investments	$24,237,776	$27,439,187
Gross tax depreciation of investments	(5,693,309)	(62,651,533)
Net tax appreciation (depreciation) of investments	$18,544,467	$(35,212,346)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Emerging Markets Debt Fund	$(57,394,741)	$(46,299,317)
Global Bond Fund	$(82,155,063)	$(192,908,334)

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Debt Fund
Investor Class
2026(3)	$9.47	0.28	(0.08)	0.20	(0.23)	$9.44	2.05%	0.91%	0.99%	5.89%	5.81%	61%	$84,432
2025	$8.92	0.54	0.51	1.05	(0.50)	$9.47	12.16%	0.95%	0.99%	6.01%	5.97%	105%	$93,034
2024	$8.36	0.50	0.56	1.06	(0.50)	$8.92	12.78%	0.95%	0.98%	5.60%	5.57%	98%	$88,007
2023	$8.22	0.48	0.10	0.58	(0.44)	$8.36	6.95%	1.00%	1.01%	5.54%	5.53%	66%	$86,778
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
I Class
2026(3)	$9.48	0.28	(0.08)	0.20	(0.24)	$9.44	2.10%	0.81%	0.89%	5.99%	5.91%	61%	$2,714
2025	$8.93	0.55	0.51	1.06	(0.51)	$9.48	12.26%	0.85%	0.89%	6.11%	6.07%	105%	$3,292
2024	$8.37	0.51	0.55	1.06	(0.50)	$8.93	12.88%	0.85%	0.88%	5.70%	5.67%	98%	$4,190
2023	$8.22	0.49	0.11	0.60	(0.45)	$8.37	7.19%	0.90%	0.91%	5.64%	5.63%	66%	$5,237
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
Y Class
2026(3)	$9.47	0.29	(0.08)	0.21	(0.24)	$9.44	2.25%	0.71%	0.79%	6.09%	6.01%	61%	$37,360
2025	$8.92	0.56	0.51	1.07	(0.52)	$9.47	12.38%	0.75%	0.79%	6.21%	6.17%	105%	$34,438
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$29,345
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$24,197
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
A Class
2026(3)	$9.45	0.26	(0.07)	0.19	(0.22)	$9.42	1.93%	1.16%	1.24%	5.64%	5.56%	61%	$276
2025	$8.91	0.52	0.50	1.02	(0.48)	$9.45	11.88%	1.20%	1.24%	5.76%	5.72%	105%	$270
2024	$8.35	0.47	0.56	1.03	(0.47)	$8.91	12.52%	1.20%	1.23%	5.35%	5.32%	98%	$273
2023	$8.21	0.46	0.10	0.56	(0.42)	$8.35	6.70%	1.25%	1.26%	5.29%	5.28%	66%	$239
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Debt Fund
C Class
2026(3)	$9.42	0.23	(0.07)	0.16	(0.19)	$9.39	1.69%	1.91%	1.99%	4.89%	4.81%	61%	$67
2025	$8.88	0.44	0.51	0.95	(0.41)	$9.42	10.95%	1.95%	1.99%	5.01%	4.97%	105%	$66
2024	$8.32	0.42	0.55	0.97	(0.41)	$8.88	11.72%	1.95%	1.98%	4.60%	4.57%	98%	$41
2023	$8.18	0.39	0.10	0.49	(0.35)	$8.32	5.92%	2.00%	2.01%	4.54%	4.53%	66%	$7
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
R Class
2026(3)	$9.44	0.25	(0.07)	0.18	(0.21)	$9.41	1.82%	1.41%	1.49%	5.39%	5.31%	61%	$257
2025	$8.90	0.49	0.51	1.00	(0.46)	$9.44	11.61%	1.45%	1.49%	5.51%	5.47%	105%	$183
2024	$8.34	0.45	0.56	1.01	(0.45)	$8.90	12.12%	1.45%	1.48%	5.10%	5.07%	98%	$207
2023	$8.20	0.44	0.10	0.54	(0.40)	$8.34	6.56%	1.50%	1.51%	5.04%	5.03%	66%	$153
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
R5 Class
2026(3)	$9.47	0.28	(0.08)	0.20	(0.24)	$9.43	2.14%	0.71%	0.79%	6.09%	6.01%	61%	$11
2025	$8.92	0.56	0.51	1.07	(0.52)	$9.47	12.38%	0.75%	0.79%	6.21%	6.17%	105%	$48
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$43
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$62
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
R6 Class
2026(3)	$9.46	0.27	(0.09)	0.18	(0.24)	$9.40	1.96%	0.66%	0.74%	6.14%	6.06%	61%	$1
2025	$8.93	0.62	0.44	1.06	(0.53)	$9.46	12.32%	0.70%	0.74%	6.26%	6.22%	105%	$1
2024	$8.36	0.52	0.57	1.09	(0.52)	$8.93	12.93%	0.70%	0.73%	5.85%	5.82%	98%	$284
2023	$8.22	0.51	0.09	0.60	(0.46)	$8.36	7.35%	0.75%	0.76%	5.79%	5.78%	66%	$261
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Debt Fund
G Class
2026(3)	$9.48	0.32	(0.09)	0.23	(0.27)	$9.44	2.46%	0.03%	0.74%	6.77%	6.06%	61%	$331,821
2025	$8.93	0.63	0.51	1.14	(0.59)	$9.48	13.20%	0.03%	0.74%	6.93%	6.22%	105%	$387,355
2024	$8.37	0.58	0.56	1.14	(0.58)	$8.93	13.82%	0.02%	0.73%	6.53%	5.82%	98%	$510,297
2023	$8.23	0.57	0.09	0.66	(0.52)	$8.37	7.97%	0.05%	0.76%	6.49%	5.78%	66%	$490,377
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Bond Fund
Investor Class
2026(3)	$8.84	0.17	(0.14)	0.03	(0.21)	—	(0.21)	$8.66	0.24%	0.85%	0.85%	3.97%	3.97%	56%	$305,839
2025	$8.76	0.35	0.08	0.43	(0.35)	—	(0.35)	$8.84	5.20%	0.85%	0.85%	3.97%	3.97%	145%	$366,370
2024	$8.18	0.31	0.49	0.80	(0.22)	—	(0.22)	$8.76	9.83%	0.85%	0.85%	3.59%	3.59%	103%	$365,036
2023	$8.67	0.25	(0.24)	0.01	(0.50)	—	(0.50)	$8.18	0.03%	0.81%	0.84%	2.96%	2.93%	83%	$258,405
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
I Class
2026(3)	$8.88	0.18	(0.15)	0.03	(0.21)	—	(0.21)	$8.70	0.40%	0.75%	0.75%	4.07%	4.07%	56%	$3,511
2025	$8.79	0.36	0.10	0.46	(0.37)	—	(0.37)	$8.88	5.31%	0.75%	0.75%	4.07%	4.07%	145%	$205,537
2024	$8.21	0.32	0.49	0.81	(0.23)	—	(0.23)	$8.79	9.87%	0.75%	0.75%	3.69%	3.69%	103%	$190,966
2023	$8.70	0.28	(0.26)	0.02	(0.51)	—	(0.51)	$8.21	0.13%	0.71%	0.74%	3.06%	3.03%	83%	$169,387
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(4)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
Y Class
2026(3)	$8.89	0.18	(0.14)	0.04	(0.22)	—	(0.22)	$8.71	0.33%	0.65%	0.65%	4.17%	4.17%	56%	$114,536
2025	$8.81	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.89	5.44%	0.65%	0.65%	4.17%	4.17%	145%	$105,857
2024	$8.22	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.81	10.07%	0.65%	0.65%	3.79%	3.79%	103%	$96,014
2023	$8.71	0.27	(0.24)	0.03	(0.52)	—	(0.52)	$8.22	0.23%	0.61%	0.64%	3.16%	3.13%	83%	$57,340
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
A Class
2026(3)	$8.78	0.16	(0.14)	0.02	(0.20)	—	(0.20)	$8.60	0.24%	1.10%	1.10%	3.72%	3.72%	56%	$1,239
2025	$8.69	0.32	0.10	0.42	(0.33)	—	(0.33)	$8.78	4.90%	1.10%	1.10%	3.72%	3.72%	145%	$1,293
2024	$8.12	0.29	0.48	0.77	(0.20)	—	(0.20)	$8.69	9.57%	1.10%	1.10%	3.34%	3.34%	103%	$1,423
2023	$8.62	0.23	(0.25)	(0.02)	(0.48)	—	(0.48)	$8.12	(0.34)%	1.06%	1.09%	2.71%	2.68%	83%	$1,305
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Bond Fund
C Class
2026(3)	$8.59	0.12	(0.13)	(0.01)	(0.17)	—	(0.17)	$8.41	(0.23)%	1.85%	1.85%	2.97%	2.97%	56%	$40
2025	$8.49	0.25	0.09	0.34	(0.24)	—	(0.24)	$8.59	4.11%	1.85%	1.85%	2.97%	2.97%	145%	$67
2024	$7.95	0.21	0.48	0.69	(0.15)	—	(0.15)	$8.49	8.76%	1.85%	1.85%	2.59%	2.59%	103%	$88
2023	$8.46	0.16	(0.23)	(0.07)	(0.44)	—	(0.44)	$7.95	(1.01)%	1.81%	1.84%	1.96%	1.93%	83%	$177
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
R Class
2026(3)	$8.72	0.15	(0.14)	0.01	(0.19)	—	(0.19)	$8.54	0.13%	1.35%	1.35%	3.47%	3.47%	56%	$365
2025	$8.63	0.30	0.09	0.39	(0.30)	—	(0.30)	$8.72	4.60%	1.35%	1.35%	3.47%	3.47%	145%	$265
2024	$8.07	0.27	0.48	0.75	(0.19)	—	(0.19)	$8.63	9.30%	1.35%	1.35%	3.09%	3.09%	103%	$207
2023	$8.56	0.20	(0.23)	(0.03)	(0.46)	—	(0.46)	$8.07	(0.47)%	1.31%	1.34%	2.46%	2.43%	83%	$123
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
R5 Class
2026(3)	$8.87	0.18	(0.14)	0.04	(0.22)	—	(0.22)	$8.69	0.45%	0.65%	0.65%	4.17%	4.17%	56%	$481
2025	$8.79	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.87	5.33%	0.65%	0.65%	4.17%	4.17%	145%	$597
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.09%	0.65%	0.65%	3.79%	3.79%	103%	$5,529
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.12%	0.61%	0.64%	3.16%	3.13%	83%	$5,760
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
R6 Class
2026(3)	$8.87	0.18	(0.14)	0.04	(0.22)	—	(0.22)	$8.69	0.36%	0.60%	0.60%	4.22%	4.22%	56%	$5,105
2025	$8.79	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.87	5.52%	0.60%	0.60%	4.22%	4.22%	145%	$6,609
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.13%	0.60%	0.60%	3.84%	3.84%	103%	$7,073
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.17%	0.56%	0.59%	3.21%	3.18%	83%	$6,465
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Bond Fund
G Class
2026(3)	$8.90	0.21	(0.15)	0.06	(0.24)	—	(0.24)	$8.72	0.74%	0.02%	0.60%	4.80%	4.22%	56%	$1,447,721
2025	$8.83	0.42	0.10	0.52	(0.45)	—	(0.45)	$8.90	6.03%	0.02%	0.60%	4.80%	4.22%	145%	$1,942,711
2024	$8.22	0.38	0.50	0.88	(0.27)	—	(0.27)	$8.83	10.83%	0.02%	0.60%	4.42%	3.84%	103%	$2,563,003
2023	$8.72	0.32	(0.25)	0.07	(0.57)	—	(0.57)	$8.22	0.72%	0.01%	0.59%	3.76%	3.18%	83%	$2,018,795
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2606

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2026